                                  ---------------

                            OFFITBANK VIF-High Yield Fund

                         OFFITBANK VIF-Emerging Markets Fund

                               DJG Value Equity Fund

                        OFFITBANK VIF - U.S. Small Cap Fund

                        OFFITBANK VIF -- Total Return Fund


                                  ---------------


                                   ANNUAL REPORT


                                 DECEMBER 31, 1998






      THE
      OFFITBANK
      VARIABLE INSURANCE FUND, INC.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                              VIF - HIGH YIELD FUND
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------

Second half 1998 performance was a function of the significant repricing of risks across all markets after the well publicized Russian default and hedge fund turmoil. The Fund's net investment return for the second half of 1998 after all fees and expenses was approximately break-even. The full year total return of 4.33% is virtually identical to the 4.28% return for the first half. For comparative purposes, the Merrill Lynch High Yield "BB" 5-7 Year Index returned 1.34% for the quarter and 5.65% year-to-date. The December 31, 1998 NAV of $10.40 was approximately 4% lower than the $10.87 NAV at the beginning of the year. Reflective of the higher market yields and lower prices, the 30 day SEC yield increased to 8.82% at year end from 7.58% on June 30, 1998.

Over the course of 1998, a number of events had a significant impact on the high yield market. At the beginning of the year, high yield benefited from unexpectedly strong growth in the economy and robust demand for high yield securities. Demand continued to outstrip supply until mid July, when new issues finally needed wider spreads to clear the market. August brought a marked change in the environment as Russia defaulted and a large hedge fund required additional capital. The high yield market became swept up in the global turmoil as all spread products, regardless of quality, widened against Treasuries. For example, the double A corporate bond spread doubled from 60 basis points in May to over 130 basis points in mid October. Illiquidity ruled all markets. Amidst a declining equity market, problems in the emerging markets and forced portfolio liquidations, dealers were unwilling to bid aggressively for high yield securities. The quoted bid of the average high yield bond declined approximately 10 points, with lower quality credits falling even more.

By October the high yield market's spread to treasuries had widened over 400 basis points to about 700 basis points. After a series of interest rate cuts by the Federal Reserve, the market stabilized during the fourth quarter and spreads narrowed 140 basis points to close the year 560 basis points over Treasuries. During the year, spreads within the high yield market also widened, with the double B to single B spread increasing 110 basis points on the year to 260 basis points. Better quality outperformed the lower quality sectors, reversing the trend of the past few years.

For the first time, high yield spreads widened significantly in the absence of any large scale defaults. Market risks, liquidity premiums and the fear of future defaults have pushed spreads back to levels last seen in late 1991. Year-end market spreads for high yield imply significantly higher default levels than have been experienced the past few years. Domestic default rates for 1998 were still below 2% and below the historical average which is now approximately 3%. While the fundamental credit environment is not as positive as it has been over the past several years, we still expect defaults to remain at or below the historic averages.

The bonds of fundamentally sound credits have turned around after every cyclical decline in the high yield market. History has shown that following a major repricing of the high yield market, above average returns are earned over the following 12 to 24 months. The benefit of higher spreads compounded over a reasonable period of time cannot be emphasized strongly enough. Current spreads provide a large cushion against a further increase in risk premiums or the occasional credit loss that may occur.

Technically, 1998 was another record year for new issuance. Approximately two-thirds of the $150 billion issued came to market in the first half of the year. New issue supply was dominated by single B's and with the large number of tenders and debt retirements in the double B sector, the composition of the market is changing. The double B sector in aggregate did not grow in size in 1998 and declined to below 40% of the total market. This trend may lead to a modest natural downgrading of the portfolio over time as it may become more difficult to replace called or upgraded bonds with similar quality and value.

We intend to stay with our philosophy and strategy of holding better quality high yield securities. While our approach has produced good returns in strong markets, it has provided superior performance in down cycles or periods of dislocation such as we experienced during the second half of 1998. We were able to modestly upgrade the portfolio by buying better quality securities during the period of market weakness.

Several corporate actions affected the portfolio during the second half of 1998. A large number of holdings including Harris Chemical, Unisys and Vanguard Cellular were either called or tendered at investment grade spreads. During the second half of 1998, 5 issues totaling approximately $1.7 million were either called, tendered, or defeased. Over the past twelve months approximately 12% of average net assets of the Fund have been either tendered, called or defeased.

In keeping with our focus on the better quality segment of the high yield market, approximately 48% of the holdings in the Fund are rated either Ba3 or better by Moody's or BB- or better by Standard & Poor's. Additionally, 75% of the holdings are rated at least B1 or B+. The Fund is very well diversified with over 125 issues and no single credit is larger than 2.1% of the Fund's assets.

Stephen T. Shapiro
January 20, 1999

                                     OFFITBANK
                               VIF - HIGH YIELD FUND

--------------------------------------------------------------------------------

The following graph represents the total return based on a $250,000 investment made in the OFFITBANK VIF-High Yield Fund at the trading commencement date of April 1, 1996 and held through December 31, 1998 against the performance of the Merrill Lynch High Yield "BB" 5-6.99 Year and the 5 Year Treasury over the same period.

                                              4/1/96      9/30/96     3/31/97      9/30/97     3/31/98      9/30/98    12/31/98
                                            --------     --------    --------     --------   ---------     --------    --------
OFFITBANK VIF-High Yield Fund                254,590      267,424     279,793      304,756     321,303      314,565     325,017
Merrill Lynch High Yield "BB" 5-6.99 Year    252,387      260,260     272,817      293,834     306,924      313,832     318,036
5 Year Treasury                              249,328      253,332     257,566      273,638     284,935      309,541     307,971


--------------------------------------------------------------------------------
                                        April 1, 1998 -       Since Inception
            Total Return*              December 31, 1998      (April 1, 1996)
            -------------              -----------------      ---------------
                                             1.15%                10.01%
 OFFITBANK VIF-High Yield Fund
 Merrill Lynch Yield "BB" 5-6.99 Year        3.62%                 9.36%
 5 Year Treasury                             8.08%                 7.88%
--------------------------------------------------------------------------------


* Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include insurance charges imposed in connection with variable insurance contracts, and if insurance charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment.

                                   OFFITBANK
                              VIF-HIGH YIELD FUND
-------------------------------------------------------------------
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1998

                                            SHARES OR
                                            PRINCIPAL         MARKET
                                              AMOUNT           VALUE
-----------------------------------------------------------------------
CORPORATE BONDS (95.1%)
  AEROSPACE/DEFENSE (0.3%)
    Sequa Corp. Sr Notes, 8.75%,
     12/15/01...........................  $150,000          $   152,625
                                                            -----------
  AUTOMOTIVE (3.9%)
    Exide Corp. Sr Notes, 10.00%,
     04/15/05...........................   150,000              149,250
    Exide Holding Europe SA, 9.125%,
     04/15/04 (144A)....................   500,000(a)(1)        294,202
    Federal-Mogul Corp. Notes, 7.875%,
     07/01/10...........................   500,000              511,870
    Hayes Wheels International Inc. Sr
     Sub Notes, 9.125%, 07/15/07........   500,000              520,000
    Sonic Automotive Sr Sub Notes,
     11.00%, 08/01/08...................   250,000              240,000
                                                            -----------
                                                              1,715,322
                                                            -----------
  BROADCAST/MEDIA (5.4%)
    Big Flower Press Sr Sub Notes,
     8.875%, 07/01/07...................   530,000              540,600
    Echostar Communications Sr Discount
     Notes, 0/12.875%, 06/01/04
     (144A).............................   500,000(1)(2)        511,250
    Heritage Media Corp. Sr Sub Notes,
     8.75%, 02/15/06....................   200,000              209,000
    Hollinger International Publishing
     Sr Notes, 8.625%, 03/15/05.........   250,000              263,750
    Lamar Advertising Co. Sr Sub Notes,
     9.625%, 12/01/06...................   250,000              270,625
    Outdoor Systems, Inc. Sr Sub Notes,
     9.375%, 10/15/06...................   250,000              270,000
    Satelites Mexicanos SA Sr Notes,
     10.125%, 11/01/04..................   200,000              166,000
    Sun Media Corp. Sr Sub Notes, 9.50%,
     05/15/07...........................   155,000              172,050
                                                            -----------
                                                              2,403,275
                                                            -----------
  CABLE (8.3%)
    Adelphia Communications Corp. Sr
     Notes, 9.875%, 03/01/07............   200,000              221,500
    Century Communications Corp. Sr
     Notes, 8.875%, 01/15/07............   400,000              442,000
    Comcast Corp. Sr Sub Debs., 9.375%,
     05/15/05...........................   250,000              265,625
    CSC Holdings Inc. Sr Notes, 9.25%,
     11/01/05...........................   300,000              319,500
    Jones Intercable Inc. Sr Sub Debs.,
     10.50%, 03/01/08...................   500,000              552,500
    Lenfest Communications, Inc. Sr
     Notes, 8.375%, 11/01/05............   300,000              324,750
    NTL Inc. Sr Notes, 0/9.75%, 04/01/08
     (144A).............................   500,000(1)(2)        308,125
    Olympus Communications L.P. Sr
     Notes, 10.625%, 11/15/06...........   300,000              330,000
    Rogers Cablesystems Ltd. Sr Secured
     2nd Priority Notes, 9.625%,
     08/01/02...........................   300,000              322,500
    TeleWest Communications PLC Debs.,
     9.625%, 10/01/06...................   250,000              260,625
    TeleWest Communications PLC Sr
     Discount Debs., 0/11.00%,
     10/01/07...........................   400,000(2)           334,000
                                                            -----------
                                                              3,681,125
                                                            -----------
  CHEMICAL (2.9%)
    Borden Chemicals & Plastics Sr
     Notes, 9.50%, 05/01/05.............   500,000              410,000
    ISP Holdings Inc. Sr Notes, 9.00%,
     10/15/03...........................   300,000              317,250
    Polymer Group Sr Sub Notes, 8.75%,
     03/01/08...........................   300,000              294,750
    Terra Industries Inc. Sr Notes,
     10.50%, 06/15/05...................   250,000              257,500
                                                            -----------
                                                              1,279,500
                                                            -----------
  CONSUMER GROUPS (9.5%)
    Ameriserve Food Co. Sr Notes,
     8.875%, 10/15/06...................   500,000              462,500
    Chiquita Brands International Inc.
     Sr Notes, 10.25%, 11/01/06.........   850,000              869,125
    Fedders N.A. Sr Sub Notes, 9.375%,
     08/15/07...........................   200,000              200,000
    Fisher Scientific International,
     Inc. Sr Sub Notes, 9.00%,
     02/01/08...........................   500,000              497,500
    Fleming Companies, Inc. Sr Notes,
     10.625%, 12/15/01..................   500,000              505,000
    Host Marriott Travel Plaza Sr Notes,
     9.50%, 05/15/05....................   700,000              728,000
    Playtex Products Inc. Sr Notes,
     8.875%, 07/15/04...................   250,000              261,250
    Revlon Consumer Products Sr Sub
     Notes, 8.625%, 02/01/08............   250,000              230,000
    United Artists Theatre Pass Through
     Certificates, 9.30%, 07/01/15......   477,406              465,471
                                                            -----------
                                                              4,218,846
                                                            -----------
  FINANCIAL SERVICES/INSURANCE (2.0%)
    Amresco Inc. Sr Sub Notes, 9.875%,
     03/15/05...........................   500,000              350,000
    Presidential Life Corp. Sr Notes,
     9.50%, 12/15/00....................   400,000              407,000

    The accompanying notes are an integral part of the financial statements.
                                                                               1
                                                                   -------------

                                   OFFITBANK
                              VIF-HIGH YIELD FUND
-------------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1998

                                            SHARES OR
                                            PRINCIPAL         MARKET
                                              AMOUNT           VALUE
-----------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
  FINANCIAL SERVICES/INSURANCE
(CONTINUED)
    Veritas Holdings Sr Notes, 9.625%,
     12/15/03...........................  $126,000          $   127,260
                                                            -----------
                                                                884,260
                                                            -----------
  FOREST & PAPER PRODUCTS (3.6%)
    Doman Industries Ltd. Sr Notes,
     8.75%, 03/15/04....................   200,000              156,000
    Gaylord Container Corp. Sr Notes,
     9.75%, 06/15/07....................   400,000              354,000
    Repap New Brunswick First Priority
     Sr Secured Notes, 9.00%,
     06/01/04...........................   300,000              273,000
    Silgan Holdings, Inc. Sr Sub Debs.,
     9.00%, 06/01/09....................   250,000              257,500
    Stone Container Corp. Sr Secured
     Notes, 10.75%, 10/01/02............   300,000              310,500
    Stone Container Corp. Sr Sub Debs.,
     12.25%, 04/01/02...................   250,000              255,000
                                                            -----------
                                                              1,606,000
                                                            -----------
  GENERAL INDUSTIES/MANUFACTURING (6.5%)
    Allied Waste North America Sr Notes,
     7.625%, 01/01/06 (144A)............   250,000(1)           252,500
    Furon Company Sr Sub Notes, 8.125%,
     03/01/08...........................   250,000              247,500
    Galey & Lord Inc. Sr Sub Notes,
     9.125%, 03/01/08...................   200,000              173,000
    Nortek Inc. Sr Notes, 9.25%,
     03/15/07...........................   600,000              613,500
    Pillowtex Corp. Sr Sub Notes, 9.00%,
     12/15/07...........................   300,000              309,000
    Wesco Distribution Inc. Sr Sub
     Notes, 9.125%, 06/01/08............   500,000              500,000
    Williams Scotsman Inc. Sr Notes,
     9.875%, 06/01/07...................   750,000              780,000
                                                            -----------
                                                              2,875,500
                                                            -----------
  HEALTH CARE (4.4%)
    Columbia/HCA Healthcare Corp. Medium
     Term Notes, 8.85%, 01/01/07........   300,000              319,149
    Extendicare Health Services Sr Sub
     Notes, 9.35%, 12/15/07.............   250,000              237,500
    Integrated Health Services Inc. Sr
     Sub Notes, 9.50%, 09/15/07.........   400,000              376,000
    Medaphis Corp. Sr Notes, 9.50%,
     02/15/05...........................   200,000              148,000
    Sun Healthcare Group Sr Sub Notes,
     9.50%, 07/01/07....................   500,000              385,000
    Tenet Healthcare Corp. Sr Sub Notes,
     8.625%, 01/15/07...................   300,000              312,000
    Vencor Operating Inc. Sr Sub Notes,
     9.875%, 05/01/05...................   200,000              166,000
                                                            -----------
                                                              1,943,649
                                                            -----------
  HOTELS & GAMING (7.4%)
    Felcor Suites L.P. Sr Notes, 7.625%,
     10/01/07...........................   320,000              302,243
    HMH Properties Sr Notes, 7.875%,
     08/01/08...........................   400,000              388,000
    Hollywood Park Operating Inc. Sr Sub
     Notes, 9.50%, 08/01/07.............   300,000              300,000
    John Q. Hammons Hotels L.P. First
     Mtg. Notes, 8.875%, 02/15/04.......   550,000              506,000
    John Q. Hammons Hotels L.P. First
     Mtg. Notes, 9.75%, 10/01/05........   200,000              187,000
    Meristar Hospitality Corp. Sr Sub
     Notes, 8.75%, 08/15/07.............   200,000              193,500
    Prime Hospitality Corp. First Mtg.
     Notes, 9.25%, 01/15/06.............   250,000              260,000
    Prime Hospitality Corp. Sr Sub
     Notes, 9.75%, 04/01/07.............   250,000              255,000
    Station Casinos Sr Sub Notes,
     9.625%, 06/01/03...................   250,000              259,025
    Sun International Hotels Ltd. Sr Sub
     Notes, 9.00%, 03/15/07.............   300,000              309,000
    Trump Atlantic City First Mtg.
     Notes, 11.25%, 05/01/06............   350,000              306,250
                                                            -----------
                                                              3,266,018
                                                            -----------
  METALS & MINING (8.7%)
    AK Steel Corp. Sr Notes, 9.125%,
     12/15/06...........................   400,000              417,000
    Armco Inc. Sr Notes, 8.875%,
     12/01/08 (144A)....................   250,000(1)           248,750
    Armco Inc. Sr Notes, 9.00%,
     09/15/07...........................   550,000              561,000
    Armco Inc. Sr Notes, 9.375%,
     11/01/00...........................   200,000              203,000
    Centaur Mining Exploration Sr
     Secured Notes, 11.00%, 12/01/07....   250,000              227,500
    Freeport McMoran C&G Deb., 7.20%,
     11/15/26...........................   300,000              195,000
    Glencore Nickel Pty Limited Sr
     Secured Bonds, 9.00%, 12/01/14.....   250,000              205,000
    Inland Steel Co. First Mortgage,
     7.90%, 01/15/07....................   300,000              300,000
    Kaiser Aluminum & Chemical Corp. Sr
     Notes, 10.875%, 10/15/06...........   175,000              179,375
    LTV Corp. Sr Notes, 8.20%,
     09/15/07...........................   500,000              450,000

    The accompanying notes are an integral part of the financial statements.
2
-------------

                                   OFFITBANK
                              VIF-HIGH YIELD FUND
-------------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1998

                                            SHARES OR
                                            PRINCIPAL         MARKET
                                              AMOUNT           VALUE
-----------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
  METALS & MINING (CONTINUED)
    National Steel Corp., 8.375%,
     08/01/06...........................  $348,000          $   354,090
    P&L Coal Holdings Sr Sub Notes,
     8.875%, 05/15/08...................   500,000              508,750
                                                            -----------
                                                              3,849,465
                                                            -----------
  OIL/GAS (9.5%)
    Ferrellgas Partner L.P. Sr Notes,
     9.375%, 06/15/06...................   600,000              600,000
    Giant Industries Services, Inc. Sr
     Sub Notes, 9.00%, 09/01/07.........   200,000              192,000
    Grey Wolf Inc. Sr Notes, 8.875%,
     07/01/07...........................   500,000              375,000
    Gulf Canada Resources Ltd. Sr Sub
     Debs., 9.25%, 01/15/04.............   300,000              299,979
    J Ray McDermott S.A. Sr Sub Notes,
     9.375%, 07/15/06...................   300,000              312,000
    KCS Energy, Inc. Sr Notes, 11.00%,
     01/15/03...........................   725,000              638,000
    Newpark Resources Inc. Sr Sub Notes,
     8.625%, 12/15/07...................   500,000              475,000
    Nuevo Energy Co. Sr Sub Notes,
     9.50%, 04/15/06....................   400,000              396,000
    Tesoro Petroleum Corp. Sr Sub Notes,
     9.00%, 07/01/08....................   500,000              490,000
    Trico Marine Services Sr Notes,
     8.50%, 08/01/05....................   500,000              425,000
                                                            -----------
                                                              4,202,979
                                                            -----------
  REAL ESTATE (3.8%)
    CB Richard Ellis Sr Sub Notes,
     8.875%, 06/01/06...................   500,000              485,000
    Forest City Enterprises Sr Notes,
     8.50%, 03/15/08....................   300,000              300,750
    Rockefeller Center Properties Sr
     Notes, 0.00%, 12/31/00.............   670,000              522,600
    Tanger Properties L.P. Sr Notes,
     7.875%, 10/24/04...................   300,000              283,500
    Trizec Finance Ltd. Sr Notes,
     10.875%, 10/15/05..................   100,000              109,250
                                                            -----------
                                                              1,701,100
                                                            -----------
  RETAIL (3.2%)
    Nine West Group Inc. Sr Notes,
     8.375%, 08/15/05...................   250,000              241,250
    Petro Stopping Centers Sr Notes,
     10.50%, 02/15/07...................   200,000              209,000
    Stater Brothers Sr Notes, 11.00%,
     03/01/01...........................   250,000              260,000
    Travelcenters of America, Inc. Sr
     Sub Notes, 10.25%, 04/01/07........   400,000              398,000
    Zale Corp. Sr Notes, 8.50%,
     10/01/07...........................   300,000              291,000
                                                            -----------
                                                              1,399,250
                                                            -----------
  TELECOMMUNICATIONS-WIRELESS (8.0%)
    CCPR Services Inc. Sr Notes, 10.00%,
     02/01/07...........................   150,000              150,000
    Centennial Cellular Corp. Sr Notes,
     8.875%, 11/01/01...................   500,000              530,000
    Comcast Cellular Holdings Sr Notes,
     9.50%, 05/01/07....................   350,000              373,625
    Nextel Communications Sr Discount
     Notes, 0/10.65%, 09/15/07..........   350,000(2)           225,750
    Nextel Communications Sr Discount
     Notes, 0/9.75%, 10/31/07...........   300,000(2)           183,000
    Orange PLC Sr Notes, 7.625%,
     08/01/08...........................   500,000(b)           587,130
    Paging Network Sr Sub Notes,
     10.125%, 08/01/07..................   500,000              487,500
    Price Communications Wireless Sr
     Notes, 9.125%, 12/15/06 (144A).....   500,000(1)           505,000
    Rogers Cantel Inc. Sr Sub Notes,
     8.80%, 10/01/07....................   500,000              504,375
                                                            -----------
                                                              3,546,380
                                                            -----------
  TELECOMMUNICATIONS-WIRELINE (2.0%)
    Flag Limited Sr Notes, 8.25%,
     01/30/08...........................   500,000              495,000
    Intermedia Communications Sr
     Discount Notes, 0/11.25%,
     07/15/07...........................   600,000(2)           414,000
                                                            -----------
                                                                909,000
                                                            -----------
  TRANSPORTATION (4.4%)
    Airtrans Airlines Sr Notes, 10.50%,
     04/15/01...........................   250,000              218,750
    Eletson Holdings Inc. 1st Pfd. Mtg.
     Notes, 9.25%, 11/15/03.............   500,000              487,500
    Navigator Gas Transport First
     Priority Ship Mtg. Notes, 10.50%,
     06/30/07 (144A)....................   250,000(1)           220,000
    Piedmont Aviation Inc. Equipment
     Trust Certificates, 9.65%,
     05/08/99...........................   277,000              278,862
    Piedmont Aviation Inc. Equipment
     Trust Certificates, 9.80%,
     05/08/04...........................   261,000              272,093

    The accompanying notes are an integral part of the financial statements.
                                                                               3
                                                                   -------------

                                   OFFITBANK
                              VIF-HIGH YIELD FUND
-------------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1998

                                            SHARES OR
                                            PRINCIPAL         MARKET
                                              AMOUNT           VALUE
-----------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
  TRANSPORTATION (CONTINUED)
    Stena AB Sr Notes, 8.75%,
     06/15/07...........................  $500,000          $   476,250
                                                            -----------
                                                              1,953,455
                                                            -----------
  UTILITIES (1.3%)
    AES Corp. Sr Sub Notes, 8.50%,
     11/01/07...........................   250,000              252,500
    Calpine Corp. Sr Notes, 10.50%,
     05/15/06...........................   285,000              312,075
                                                            -----------
                                                                564,575
                                                            -----------
    TOTAL CORPORATE BONDS (COST
     $43,132,863).......................                     42,152,324
                                                            -----------
PREFERRED STOCKS (1.4%)
  HEALTH CARE (1.4%)
    Fresenius Medical Care Capital Trust
     Pfd., 9.00%, 12/01/06..............       600              627,000
                                                            -----------
    TOTAL PREFERRED STOCKS (COST
     $619,500)..........................                        627,000
                                                            -----------
REPURCHASE AGREEMENTS (1.4%)
    Bank of New York Repurchase
     Agreement, 4.50%, 01/04/99 (dated
     12/31/98; proceeds $625,413,
     collateralized by $610,000 U.S.
     Treasury Notes, 6.25%, due
     06/30/02, valued at $639,738)......   625,100              625,100
                                                            -----------
    TOTAL REPURCHASE AGREEMENTS (COST
     $625,100)..........................                        625,100
                                                            -----------
    TOTAL INVESTMENTS (COST
     $44,377,463)(+) -- 97.9%...........                     43,404,424
    OTHER ASSETS IN EXCESS OF
     LIABILITIES 2.1%...................                        949,690
                                                            -----------
    TOTAL NET ASSETS -- 100.0%..........                    $44,354,114
                                                            -----------
                                                            -----------

---------------
+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation  .........................  $   858,855
Unrealized depreciation  .........................   (1,831,894)
                                                    -----------
Net unrealized depreciation  .....................  $  (973,039)
                                                    -----------
                                                    -----------

(a) German Deutsche Mark
(b) European Currency Unit
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Step-Up Bond.

    The accompanying notes are an integral part of the financial statements.
4
-------------

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           VIF - EMERGING MARKETS FUND
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------

Even though The OFFITBANK VIF Emerging Markets Fund for the period of September 30, 1998 to December 31, 1998 produced a total return of 16.7%, the total return for 1998 was still a disappointing negative 16.23%. The net asset value per share as of December 31, 1998 was $7.60.

The 30-day SEC yield as of December 31, 1998 for the Fund was 13.5%, compared with 13.3% on September 30, 1998. The Fund has an average duration of 3.4 years and an average maturity of 6.4 years.

Dollar-denominated instruments account for 100% of the portfolio. Country diversification is as follows: Brazil (53%), Argentina (31%), and Mexico (16%). We remain primarily focused on the U.S. dollar-denominated corporate Eurobonds with 72% of the portfolio invested in this sector, with 25% invested in U.S. dollar-denominated sovereign debt and 3% in cash and accrued interest.

1998 proved a difficult year for the Emerging Markets investor. The continued effects of 1997's Asian currency crises, Russia's default on its domestic debt in August, and the well publicized collapse of several large hedge funds triggered a global upward re-pricing of risk. As global investors began to increasingly avoid risky investments, credit and capital available to Emerging Markets borrowers contracted sharply, causing further concern for those countries and companies that had been relying on financing from the international capital markets.

All eyes focused on Brazil in late 1998 and remain fixed there today. The successful re-election of President Fernando Henrique Cardoso and the IMF-led support package of US$ 42 billion temporarily reassured the markets in December. However, the political reality of passing restrictive budget measures through a politically diverse legislature in an economy already in recession with rising unemployment was fraught with difficulties. Political missteps and the time required to negotiate with Congress placed Brazil under pressure.

As we were preparing this report, Brazil announced a 9% devaluation of the Real in an effort to execute a controlled devaluation. However, confidence in the new foreign exchange policy collapsed and the resulting large increases in capital outflows made the new currency target unsustainable. Within two days the currency was allowed to free float and depreciated an additional 15%, for a total depreciation of approximately 25%. We did not think such a devaluation was necessary. All the implications of this action are not clear at this point, but we do know that Brazil is a significant economy ($800 billion) with a strong banking sector. We will be sending you an extended commentary on the economic conditions in Brazil and their implications in the near future.

Political conditions and other imponderables not withstanding, the Fund's portfolio is well invested in rigorously selected credits--all U.S. DOLLAR-DENOMINATED bonds--solely sovereigns and top-tier companies in Brazil, Argentina and Mexico with established business franchises with every indication that they will be able to service their debt in this environment.

Richard M. Johnston                                         Wallace Mathai-Davis
January 20, 1999

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                           VIF - EMERGING MARKETS FUND

--------------------------------------------------------------------------------

The following graph represents the total return based on a $250,000 investment made in the OFFITBANK VIF-Emerging Markets Fund at the trading commencement date of August 28, 1996 and held through December 31, 1998 against the performance of the J.P. Morgan Emerging Markets Bond Index+, J.P. Morgan Latin America Eurobond Index and Lipper Analytical Emerging Markets Debt Index over the same period. In addition, the graph below includes a composite of the return of such indices which we believe provides a comparison to the overall performance of the various asset classes in which the Fund invest.

                                               8/28/96    9/30/96  12/31/96   3/31/97   6/30/97   9/30/97
                                              --------   --------  --------  --------  --------  --------
OFFITBANK VIF-Emerging Markets Fund            250,000    256,332   264,828   270,706   286,590   297,639
50% J.P. Morgan Emerging Markets Bond
  Index+ and 50% J.P. Morgan Latin
  America Eurobond Index                       250,000    259,471   276,187   279,682   302,013   319,265
J.P. Morgan Emerging Markets Bond Index+       250,000    264,239   282,952   285,165   312,022   333,543
J.P. Morgan Latin America Eurobond Index       250,000    254,686   269,468   274,154   292,144   305,396
Lipper Analytical Emerging Market Debt Index   250,000    276,080   297,389   303,099   332,835   352,965


                                              12/31/97    3/31/98   6/30/98   9/30/98  12/31/98
                                              --------   --------  --------  --------  --------
OFFITBANK VIF-Emerging Markets Fund           286,371    301,224    290,819   205,526   239,876
50% J.P. Morgan Emerging Markets Bond
  Index+ and 50% J.P. Morgan Latin
  America Eurobond Index                      309,419    325,217    310,103   253,015   282,666
J.P. Morgan Emerging Markets Bond Index+      319,788    336,446    316,347   249,183   273,899
J.P. Morgan Latin America Eurobond Index      299,125    314,017    303,606   256,419   291,133
Lipper Analytical Emerging Market Debt Index  339,066    356,423    329,560   239,277   267,143

-----------------------------------------------------------------------------------------------------------------
                                                                           April 1, 1998 -       Since Inception
                                  Total Return*                           December 31, 1998     (August 28, 1996)
                                  -------------                           -----------------     -----------------
 OFFITBANK VIF-Emerging Markets Fund                                           (20.36%)              (1.76%)
 Composite Index: 50% J.P. Morgan Emerging Markets Bond Index+ and
    50% J.P. Morgan Latin America Eurobond Index                               (13.08%)               5.37%
 J.P. Morgan Emerging Markets Bond Index+                                       (7.29%)               3.99%
 J.P. Morgan Latin America Eurobond Index                                      (18.59%)               6.75%
 Lipper Analytical Emerging Market Debt Index                                  (25.05%)               2.88%
-----------------------------------------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include insurance charges imposed in connection with variable insurance contracts, and if insurance charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment.

                                   OFFITBANK
                           VIF-EMERGING MARKETS FUND
-------------------------------------------------------------------
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1998

                                          SHARES OR
                                          PRINCIPAL      MARKET
                                            AMOUNT        VALUE
------------------------------------------------------------------
CORPORATE BONDS (71.8%)
  AUTOMOTIVE (3.2%)
    BRAZIL (3.2%)
      Ford Brasil Ltd, 9.25%,
       01/22/07.........................   $200,000    $   178,500
                                                       -----------
  BANKS (6.5%)
    ARGENTINA (6.5%)
      Banco Hipotecario S.A., 10.00%,
       04/17/03.........................    400,000        364,000
                                                       -----------
  BUILDING MATERIALS (4.0%)
    MEXICO (4.0%)
      Cemex International Capital
       L.L.C., 9.66%, 11/29/49 (144A)...    250,000(1)     225,625
                                                       -----------
  FOOD (6.5%)
    ARGENTINA (2.9%)
      Mastellone Hermanos S.A., 11.75%,
       04/01/08.........................    200,000        160,000
                                                       -----------
    BRAZIL (3.6%)
      Arisco Products Alimenticios,
       10.75%, 05/22/05 (144A)..........    330,000(1)     202,125
                                                       -----------
                                                           362,125
                                                       -----------
  INDUSTRIAL (1.6%)
    MEXICO (1.6%)
      Vicap S.A., 11.375%, 05/15/07.....    100,000         88,250
                                                       -----------
  INFRASTRUCTURE (2.7%)
    ARGENTINA (2.7%)
      Cia Latino Americana, 11.625%,
       06/01/04.........................    250,000        152,500
                                                       -----------
  MANUFACTURING (2.9%)
    MEXICO (2.9%)
      International de Ceramica S.A.,
       9.75%, 08/01/02..................    225,000        163,125
                                                       -----------
  MEDIA (2.0%)
    BRAZIL (2.0%)
      Globo Communicacoes Participacoes,
       10.50%, 12/20/06.................    170,000        109,225
                                                       -----------
  METALS & MINING (4.2%)
    BRAZIL (4.2%)
      Companhia Vale do Rio Doce,
       10.00%, 04/02/04.................    250,000        236,250
                                                       -----------
  PACKAGING (4.0%)
    MEXICO (4.0%)
      Grupo Industrial Durango, 12.00%,
       07/15/01.........................    125,000        113,750
      Grupo Industrial Durango, 12.625%,
       08/01/03.........................    125,000        109,062
                                                       -----------
                                                           222,812
                                                       -----------
  PETROCHEMICALS (1.7%)
    BRAZIL (1.7%)
      Opp Petroquimica, 11.50%,
       02/23/04.........................    100,000         94,500
                                                       -----------
  RETAIL (3.1%)
    ARGENTINA (3.1%)
      Disco S.A., 9.875%, 05/15/08......    200,000        171,000
                                                       -----------
  STEEL (10.8%)
    ARGENTINA (2.9%)
      Acindar, 11.25%, 02/15/04.........    200,000        160,000
                                                       -----------
    BRAZIL (4.5%)
      CSN Iron S.A., 9.125%, 06/01/07...    400,000        250,000
                                                       -----------
    MEXICO (3.4%)
      Hylsa S.A. de C.V., 9.25%,
       09/15/07.........................    250,000        192,500
                                                       -----------
                                                           602,500
                                                       -----------

    The accompanying notes are an integral part of the financial statements.
                                                                               5
                                                                   -------------

                                   OFFITBANK
                           VIF-EMERGING MARKETS FUND
-------------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1998

                                          SHARES OR
                                          PRINCIPAL      MARKET
                                            AMOUNT        VALUE
------------------------------------------------------------------
  TELECOMMUNICATIONS (2.5%)
    ARGENTINA (2.5%)
      Telefonica Argentina, 9.125%,
       05/07/08 (144A)..................   $150,000(1) $   137,250
                                                       -----------
  UTILITIES (16.1%)
    BRAZIL (16.1%)
      Companhia Energia Minas Gerais,
       9.125%, 11/18/04.................    450,000        373,500
      Companhia Paranaense de Energia,
       9.75%, 05/02/05..................    400,000        332,000
      SABESP, 10.00%, 07/28/05..........    275,000        192,500
                                                       -----------
                                                           898,000
                                                       -----------
      TOTAL CORPORATE BONDS (COST
       $4,464,587)......................                 4,005,662
                                                       -----------
FOREIGN GOVERNMENTS (25.5%)
  SOVEREIGN DEBT (25.5%)
    ARGENTINA (9.3%)
      Republic of Argentina, Brady
       Floating Rate Bonds, 6.1875%,
       03/31/05.........................    611,000(3)     518,968
                                                       -----------
    BRAZIL (16.2%)
      Brazil Brady Capitalization
       Step-Up Bonds, 5.00/8.00%,
       04/15/14.........................    229,636(2)     136,203
      Brazil Brady DCB Floating Rate
       Bonds, 6.1875%, 04/15/12.........    200,000(3)     100,125
      Republic of Brazil EI, Floating
       Rate Notes, 6.125%, 04/15/06.....    432,000(3)     277,290
      Republic of Brazil IDU, Floating
       Rate Notes, 6.75%, 01/01/01......    430,500(3)     387,719
                                                       -----------
                                                           901,337
                                                       -----------
      TOTAL FOREIGN GOVERNMENTS (COST
       $1,591,801)......................                 1,420,305
                                                       -----------
      TOTAL INVESTMENTS (COST
       $6,056,388)(+) -- 97.3%..........                 5,425,967
      OTHER ASSETS IN EXCESS OF
       LIABILITIES 2.7%.................                   148,671
                                                       -----------
      TOTAL NET ASSETS -- 100.0%........               $ 5,574,638
                                                       -----------
                                                       -----------

---------------
+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation  .........................  $   244,716
Unrealized depreciation  .........................     (875,137)
                                                    -----------
Net unrealized depreciation  .....................  $  (630,421)
                                                    -----------
                                                    -----------

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Step-Up Bond.
(3) Interest rate in effect at December 31, 1998.

Country Diversification (as a percentage of Total Investments):

Brazil ...........................................        52.89%
Argentina ........................................        30.66%
Mexico ...........................................        16.45%
                                                    -----------
                                                         100.00%
                                                    -----------
                                                    -----------

    The accompanying notes are an integral part of the financial statements.
6
-------------

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                             DJG VALUE EQUITY FUND
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------

After strong performance in 1997, DJG Value Equity Fund's results for 1998 were disappointing, despite a strong first quarter and a rebound in values during the fourth quarter. For the year, the fund declined 2.45%. With most of the fund's holdings selling at sharp discounts from intrinsic value, we expect that when we look back a year from now 1998 will prove to have been an anomaly in our investment record.

Why was the year so difficult? First, the general market environment was very difficult for the disciplined value investor. Large cap growth, drug and general technology stocks boomed. In sharp contrast, industrial and economically sensitive stocks were shunned by investors or lagged substantially behind. Common among both value and growth stocks was the "tiering" of the market where the larger the market capitalization of the company, the better the relative performance. In short, value stocks as a group fared poorly, both absolutely and relatively to other investment styles, with all value indices ending the year well below the S&P 500.

Second, event driven value stocks, which are the backbone of our portfolios, have an investment life of their own. Until the events surface, these stocks tend to lag in up markets. This was particularly evident in 1998. In some cases even as value enhancing events unfold, significant price to value gaps may remain for some time. A prime example is our largest holding, Telephone & Data Systems, which declined in price during the year notwithstanding management's revised plan to restructure the company and thereby surface underlying value. We expect that there will be other value enhancing moves over time and believe the market will give the streamlined parent company a higher valuation. In this regard, we calculate the private market value of TDS to be over $90 per share, nearly double its current market price.

Third, we had more than our "normal" share of disappointments during the year. Examples include TIG Holdings, the investment case for which included an eventual merger of its insurance business at a premium to book value. Last Fall, when it became evident to management that it had failed in building shareholder value, it had to settle for a deal at $16.50 per share, well below the company's book value and our cost. Also, there was a group of stocks, which included IMC Global, Olsten, Sensormatic and Foundation Health, where 1998 earnings disappointed either because of macro forces or internal factors. These stocks were pounded after they pre-announced their problems, and the decline was compounded by a weak market at that time. Since we believe them to be distinctly undervalued, we added to some of these positions during the fourth quarter.

The year also had a number of investment successes: Airtouch, Time Warner, Tricon and Whitman all showed substantial appreciation. In addition, Comsat is in the process of merging at meaningful premium. However, these gains, while substantial, were offset by the declining issues.

Where Do We Go From Here: Spurred by the Federal Reserve's aggressive monetary easing, the equity market has had a remarkable recovery from its October lows. Driven by substantial liquidity, the market has built up a momentum of its own that has overwhelmed value. Large cap stocks have dominated the recovery and have been bid up to very lofty levels. Consequently, the S&P 500, as a capitalization weighted index, is currently at a record high and is selling at about 24X 1999 estimated operating earnings. Moreover, a speculative bubble has developed in the Internet related stocks. With investor sentiment so optimistic, there seems to be very little margin for error or disappointment from unforeseen events. Consequently, we see continued volatility during 1999.

As we entered the new year, many of the stocks we own are selling at depressed prices, are at large discounts to their intrinsic or underlying values and most have a strategic plan in place to narrow the price-value gap. This should help to bring about substantial appreciation over time.

In sum, we believe the Fund's portfolio is materially undervalued. We expect a solid rebound in 1999 from current depressed levels barring a significant decline in the market. Importantly, we strongly believe that patience and adherence to our proven investment style will continue to build capital at favorable risk adjusted returns over the longer term.

Erwin Zeuschner
Portfolio Manager and
Principal of David J. Greene & Company LLC

January 20, 1999

                                   OFFITBANK
                             DJG VALUE EQUITY FUND

--------------------------------------------------------------------------------

The following graph represents the total return based on a $250,000 investment made in the DJG Value Equity Fund at the trading commencement date of April 11, 1997 and held through December 31, 1998 as well as the performance of the S&P 500 Stock Index over the same period.

                                 4/11/97     6/30/97      9/30/97    12/31/97    3/31/98     6/30/98      9/30/98    12/31/98
                                --------    --------     --------    --------   --------    --------     --------    --------
DJG Value Equity Fund            250,000    280,193       322,807    324,016     363,693    345,188       283,759     310,055
S&P 500 Stock Index              250,000    277,086       297,846    306,397     349,106    360,360       324,824     393,953

-------------------------------------------------------------------------------
                                    April 1, 1998 -      Since Inception
        Total Return*              December 31, 1998    (April 11, 1997)
        -------------              -----------------    ----------------
 DJG Value Equity Fund                  (14.75%)             14.83%
 S&P 500 Stock Index                     12.85%              34.04%
-------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

  Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include insurance charges imposed in connection with variable insurance contracts, and if insurance charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment.

                                   OFFITBANK
                             DJG VALUE EQUITY FUND
-------------------------------------------------------------------
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1998

                                          SHARES OR
                                          PRINCIPAL      MARKET
                                            AMOUNT        VALUE
------------------------------------------------------------------
COMMON STOCKS (80.0%)
  AGRICULTURE (3.7%)
    AGCO Corp...........................      5,000    $    39,375
    IMC Global, Inc.....................      1,950         41,681
                                                       -----------
                                                            81,056
                                                       -----------
  ARMORED CAR SERVICES (2.9%)
    Pittston Brink's Group..............      2,000         63,750
                                                       -----------
  AUTOMOTIVE (6.2%)
    General Motors Corp.................        600         42,937
    Ryder System, Inc...................      3,500         91,000
                                                       -----------
                                                           133,937
                                                       -----------
  CABLE (1.1%)
    Time Warner Inc.....................        400         24,825
                                                       -----------
  COMPUTERS (2.9%)
    BancTec, Inc.*......................      5,000         62,812
                                                       -----------
  CONSULTING (2.1%)
    Comdisco, Inc.......................      2,700         45,562
                                                       -----------
  ELECTRONICS (4.6%)
    Sensormatic Electronics Corp.*......      6,000         41,625
    Varian Associates, Inc..............      1,500         56,812
                                                       -----------
                                                            98,437
                                                       -----------
  FINANCIAL SERVICES (2.4%)
    Dime Bancorp, Inc...................      2,000         52,875
                                                       -----------
  HOTELS & GAMING (4.5%)
    International Game Technology.......      2,500         60,781
    Mirage Resorts, Inc.*...............      2,500         37,344
                                                       -----------
                                                            98,125
                                                       -----------
  HUMAN RESOURCES (1.2%)
    Olsten Corp.........................      3,500         25,813
                                                       -----------
  INSURANCE (4.9%)
    Everest Reinsurance Holdings,
     Inc................................      1,100         42,831
    TIG Holdings, Inc...................      4,000         62,250
                                                       -----------
                                                           105,081
                                                       -----------
  MANUFACTURING (13.5%)
    Calgon Carbon Corp..................      5,000         37,500
    Hussman International, Inc..........      3,000         58,125
    ITT Industries, Inc.................      1,500         59,625
    Navistar International Corp. *......      3,000         85,500
    Whitman Corp........................      2,000         50,750
                                                       -----------
                                                           291,500
                                                       -----------
  MEDICAL HOSPITAL SERVICES (3.5%)
    Aetna Inc...........................        500         39,313
    Foundation Health Systems, Inc. --
     Class A*...........................      3,000         35,813
                                                       -----------
                                                            75,126
                                                       -----------
  METALS & MINING (0.7%)
    Freeport McMoran Exploration Co.*...      1,135         15,464
                                                       -----------
  RETAIL (12.4%)
    American Stores Co..................      2,500         92,344
    Footstar, Inc.*.....................      3,500         87,500
    HomeBase, Inc.*.....................      5,800         36,975

    The accompanying notes are an integral part of the financial statements.
                                                                               7
                                                                   -------------

                                   OFFITBANK
                             DJG VALUE EQUITY FUND
-------------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1998

                                          SHARES OR
                                          PRINCIPAL      MARKET
                                            AMOUNT        VALUE
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  RETAIL (CONTINUED)
    Toys 'R' Us, Inc.*..................      3,000    $    50,625
                                                       -----------
                                                           267,444
                                                       -----------
  TELECOMMUNICATIONS (13.4%)
    AirTouch Communications, Inc.*......        900         64,913
    COMSAT Corp.........................      2,500         90,000
    Telephone & Data Systems, Inc.......      3,000        134,813
                                                       -----------
                                                           289,726
                                                       -----------
    TOTAL COMMON STOCKS (COST
     $1,633,604)........................                 1,731,533
                                                       -----------
RIGHTS/WARRANTS (0.0%)
  AGRICULTURE (0.0%)
    IMC Global, Inc.....................        500            344
                                                       -----------
    TOTAL RIGHTS/WARRANTS (COST $0).....                       344
                                                       -----------
MONEY MARKET FUNDS (19.5%)
    Bank of New York Cash Reserve.......   $420,863        420,863
                                                       -----------
    TOTAL MONEY MARKET FUNDS (COST
     $420,863)..........................                   420,863
                                                       -----------
    TOTAL INVESTMENTS (COST
     $2,054,467)(+) -- 99.5%............                 2,152,740
    OTHER ASSETS IN EXCESS OF
     LIABILITIES 0.5%...................                    11,638
                                                       -----------
    TOTAL NET ASSETS -- 100.0%..........               $ 2,164,378
                                                       -----------
                                                       -----------

---------------
+ Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation  .........................  $   349,341
Unrealized depreciation  .........................     (251,068)
                                                    -----------
Net unrealized appreciation  .....................  $    98,273
                                                    -----------
                                                    -----------

*   Denotes non-income producing security.

    The accompanying notes are an integral part of the financial statements.
8
-------------

                           VIF - U.S. SMALL CAP FUND
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------

Despite a strong finish, 1998 will go down as the fifth year in a row that U.S. small capitalization stocks underperformed the U.S. large capitalization market. The performance gap between the Russell 2000 Index and the S&P 500 Index was at it widest ever. For the year ended December 31, 1998 the S&P 500 Index was up 28.6% while the Russell 2000 was down 2.6%. A differential of over 3000 basis points. This year will also be remembered as one in which the market was driven by liquidity, valuations were considered and more often than not ignored and bigger was definitely better.

The OFFITBANK VIF - U.S. Small Cap Fund returned 16.2% net of fees, for the quarter and -1.8% for the year ended December 31, 1998. The Russell 2000 Index returned 16.3% and -2.6% for those respective time frames. For the quarter, the funds' overweighted position as well as stock selection within the technology sector positively added to absolute and relative performance. Stock selection within the utility sector also added positively to absolute performance. Returns within in the health care sector were mixed but in aggregate negatively impacted overall performance. Of the ten worst performing stocks in the third quarter, nine posted positive returns in the fourth quarter, and three Amkor Technology, (+121%), Primus Telecommunications (+91%) and Integrated Systems (+80%), more than made up their previous losses.

Three new stocks were added to the portfolio in the fourth quarter of 1998. Billing Concepts, a provider of third party billing clearing house and information services to the telecommunications industry, currently dominates the local exchange market with 65% market share. Future growth is expected to come from the introduction of e-commerce billing products later this year. Nielsen Media Research, the leading source of audience measurement for the electronic media industry, has a nearly monopolistic position in its core industry and will be introducing an Internet measurement product early in 1999. Pacific Gateway Exchange, a supplier of international telecommunications services primarily to long distance providers, has one of the lowest cost structures in the industry. Worldwide telecommunication deregulation and exploding demand for bandwidth is expected to drive future demand.

The portfolio as of December 31 continues to be overweighted, vis a vis the Russell 2000 Index, in the technology and health care sectors, while remaining underweight in the financial services and the materials and processing sectors.

As we said in our last letter, we have seen signs of a rebound in small capitalization stocks. But this rebound has been selective at best. The lack of liquidity in small capitalization stocks continues to negatively impact their comparative returns. While valuations remain attractive, particularly on a relative basis, they do not appear to be driving the market. Our focus continues to be company specific.

Rockefeller & Co.
January 20, 1999

                                    OFFITBANK
                           VIF - U.S. SMALL CAP FUND

--------------------------------------------------------------------------------

The following graph represents the total return based on a $250,000 investment made in the OFFITBANK VIF- U.S. Small Cap Fund at the trading commencement date of April 11, 1997 and held through December 31, 1998 as well as the performance of the Russell 2000 Index over the same period.

                                 4/11/97     6/30/97      9/30/97    12/31/97    3/31/98     6/30/98      9/30/98    12/31/98
                                --------    --------     --------    --------   --------    --------     --------    --------
OFFITBANK VIF-U.S. Samll Cap
  Fund                           250,000    283,774       337,265    324,492     353,528    350,053       274,175     311,214
Russell 2000 Index               250,000    289,720       332,836    321,689     354,045    337,536       269,539     313,506

-------------------------------------------------------------------------------
                                           April 1, 1998 -      Since Inception
          Total Return*                   December 31, 1998    (April 11, 1997)
          -------------                   -----------------    ----------------
 OFFITBANK VIF-U.S. Small Cap Fund             (11.95%)             13.33%
 Russell 2000 Index                            (11.45%)             13.81%
-------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include insurance charges imposed in connection with variable insurance contracts, and if insurance charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment. Small Cap Funds typically carry additional risk since smaller companies generally have a higher risk of failure.

                                   OFFITBANK
                            VIF-U.S. SMALL CAP FUND
-------------------------------------------------------------------
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1998

                                          SHARES OR
                                          PRINCIPAL      MARKET
                                            AMOUNT        VALUE
------------------------------------------------------------------
COMMON STOCKS (92.7%)
  AUTOMOBILE PARTS (1.9%)
    Exide Corp..........................      1,410    $    22,912
                                                       -----------
  BUILDING/CONSTRUCTION (1.5%)
    Dal-Tile International, Inc.*.......      1,765         18,312
                                                       -----------
  COMMERCIAL SERVICES (2.0%)
    Iron Mountain, Inc.*................        665         23,982
                                                       -----------
  COMPUTERS (17.7%)
    BancTec, Inc.*......................      1,458         18,316
    BISYS Group, Inc.*..................        750         38,719
    Broadway & Seymour, Inc.*...........      1,770          3,982
    Integrated Systems, Inc.*...........      2,230         33,311
    Kronos, Inc.*.......................        885         39,217
    PLATINUM Technology, Inc.*..........      1,383         26,450
    Sykes Enterprises, Inc.*............      1,850         56,425
                                                       -----------
                                                           216,420
                                                       -----------
  DATA PROCESSING (10.9%)
    Information Resources, Inc.*........      2,030         20,681
    Network Appliance, Inc.*............      1,210         54,450
    Object Design, Inc.*................      4,500         29,812
    Sterling Software, Inc..............      1,040         28,145
                                                       -----------
                                                           133,088
                                                       -----------
  ELECTRONICS (8.7%)
    Amkor Technology, Inc.*.............      5,300         57,306
    Mentor Graphics Corp.*..............      3,580         30,430
    Microsemi Corp......................      1,740         19,140
                                                       -----------
                                                           106,876
                                                       -----------
  FINANCIAL SERVICES (14.4%)
    DVI, Inc.*..........................      1,570         28,456
    Dynex Capital, Inc..................      3,800         17,575
    Financial Federal Corp..............      1,502         37,174
    Franchise Mortgage Acceptance
     Co.*...............................      3,000         23,250
    GA Financial, Inc...................      1,300         20,150
    Imperial Credit Industries, Inc.*...      1,000          8,375
    Oregon Trail Financial Corp.........      1,600         19,600
    Warwick Community Bancorp, Inc......      1,400         20,650
                                                       -----------
                                                           175,230
                                                       -----------
  HEALTH SERVICES/HEALTHCARE (10.1%)
    ADAC Laboratories...................      1,070         21,367
    Healthcare Services Group, Inc......      2,825         25,778
    ReSound Corporation*................      6,730         25,237
    Trex Medical Corp.*.................      2,300         19,550
    Unilab Corp.*.......................     13,000         30,875
                                                       -----------
                                                           122,807
                                                       -----------
  MANUFACTURING (1.0%)
    Windmere-Durable Holdings, Inc......      1,620         12,555
                                                       -----------
  OIL & GAS EXPLORATION (2.2%)
    Range Resources Corp................      2,610          8,972
    Rio Alto Exploration Ltd.*..........      1,900(a)      18,555
                                                       -----------
                                                            27,527
                                                       -----------
  RETAIL (2.4%)
    Buffets, Inc.*......................      2,420         28,889
                                                       -----------

    The accompanying notes are an integral part of the financial statements.
                                                                               9
                                                                   -------------

                                   OFFITBANK
                            VIF-U.S. SMALL CAP FUND
-------------------------------------------------------------------
                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1998

                                          SHARES OR
                                          PRINCIPAL      MARKET
                                            AMOUNT        VALUE
------------------------------------------------------------------
  SAFETY SERVICES (2.0%)
    Rural/Metro Corp.*..................      2,200    $    24,063
                                                       -----------
  TECHNOLOGY (2.7%)
    Nielsen Media Research, Inc.........      1,800         32,400
                                                       -----------
  TELECOMMUNICATIONS (15.2%)
    Billing Concepts Corp.*.............      2,400         26,400
    EchoStar Communications Corp. Class
     A*.................................      1,000         48,375
    Pacific Gateway Exchange, Inc.*.....        520         24,993
    Primus Telecommunications Group,
     Inc.*..............................      2,028         33,462
    RSL Communications, Ltd. -- Class
     A*.................................      1,740         51,330
                                                       -----------
                                                           184,560
                                                       -----------
    TOTAL COMMON STOCKS (COST
     $1,070,719)........................                 1,129,621
                                                       -----------
MONEY MARKET FUNDS (6.3%)
    Bank of New York Cash Reserve.......    $76,513         76,513
                                                       -----------
    TOTAL MONEY MARKET FUNDS (COST
     $76,513)...........................                    76,513
                                                       -----------
    TOTAL INVESTMENTS (COST
     $1,147,232)(+) -- 99.0%............                 1,206,134
    OTHER ASSETS IN EXCESS OF
     LIABILITIES 1.0%...................                    11,711
                                                       -----------
    TOTAL NET ASSETS -- 100.0%..........               $ 1,217,845
                                                       -----------
                                                       -----------

---------------
+ Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation  .........................  $   231,038
Unrealized depreciation  .........................     (172,136)
                                                    -----------
Net unrealized appreciation  .....................  $    58,902
                                                    -----------
                                                    -----------

*   Denotes non-income producing security.
(a) Canadian Dollar.

    The accompanying notes are an integral part of the financial statements.
10
-------------

                            VIF - TOTAL RETURN FUND
                               DECEMBER 31, 1998

--------------------------------------------------------------------------------

The total return for the VIF-Total Return Fund was 1.70% for the six months ending December 31, 1998. This compares with a return of 4.58% for the benchmark Lehman Aggregate Bond Index. The performance of the Fund was adversely affected by allocations to High Yield and Emerging Markets as these investments significantly underperformed during the unsettled conditions that existed during 1998.

The sector allocation as of December 31 was 41% Treasurys, 20% Mortgage Backed Securities, 27% High Yield Corporates, and 10% Cash Equivalents. The average maturity was 6.1 years and the effective duration 4.3 years.

In our view, interest rates will remain in a relatively narrow range for the immediate future. Slower global growth and continuing disinflationary pressures are largely discounted in the markets. The probability of worse conditions has been reduced by the commitment of central bankers to avoiding a further global downturn. Significant increases in bond yields are also unlikely because of continued low inflation and global economic uncertainties.

We do not believe that an extreme duration is justified at current interest rate levels. Instead, value can best be added by overweighting higher yielding sectors that will benefit from lower volatility and renewed confidence in the viability of the financial system.

Jack D. Burks
January 20, 1999

                                   OFFITBANK
                            VIF - TOTAL RETURN FUND

--------------------------------------------------------------------------------

The following graph represents the total return based on a $250,000 investment made in the OFFITBANK VIF-Total Return Fund at the trading commencement date of June 30, 1998 and held through December 31, 1998 as well as the performance of the Lehman Aggregate Fund Index over the same period.

                                       6/30/98      7/30/98     8/31/98      9/30/98    10/31/98     11/30/98    12/31/98
                                      --------     --------    --------     --------    --------     --------    --------
OFFITBANK VIF-Total Return Fund        250,000      250,700     246,989      252,500     250,232      253,735     254,242
Lehman Aggregate Fund Index            250,000      250,525     254,609      260,566     259,185      260,663     261,445

-------------------------------------------------------------------------------
                                                      Since Inception
          Total Return*                               (June  30, 1998)
          -------------                               ----------------
 OFFITBANK VIF-Total Return Fund                           1.70%
 Lehman Aggregate Fund Index                               4.58%
-------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include insurance charges imposed in connection with variable insurance contracts, and if insurance charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment.

                                   OFFITBANK
                             VIF TOTAL RETURN FUND
-------------------------------------------------------------------
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1998

                                          SHARES OR
                                          PRINCIPAL      MARKET
                                            AMOUNT        VALUE
------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (9.7%)
    Federal Home Loan Mortgage Corp.,
     6.00%, 06/01/13, Gold
     Pool#E70611........................   $ 96,445    $    96,807
                                                       -----------
    TOTAL FEDERAL HOME LOAN MORTGAGE
     CORPORATION (COST $95,709).........                    96,807
                                                       -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (9.9%)
    Government National Mortgage Assoc.,
     6.00%, 05/15/13, Pool#474218.......     99,044         99,725
                                                       -----------
    TOTAL GOVERNMENT NATIONAL MORTGAGE
     ASSOCIATION (COST $98,858).........                    99,725
                                                       -----------
MUTUAL FUNDS (27.3%)
    OFFITBANK VIF-High Yield Fund.......     26,239        272,885
                                                       -----------
    TOTAL MUTUAL FUNDS (COST
     $284,268)..........................                   272,885
                                                       -----------
U.S. TREASURY NOTES (41.4%)
  TREASURY NOTES (41.4%)
    Notes, 7.00%, 07/15/06..............    100,000        114,107
    Notes, 6.50%, 10/15/06..............    270,000        300,232
                                                       -----------
    TOTAL U.S. TREASURY NOTES (COST
     $414,157)..........................                   414,339
                                                       -----------
MONEY MARKET FUNDS (9.8%)
    Bank of New York Cash Reserve.......     97,908         97,908
                                                       -----------
    TOTAL MONEY MARKET FUNDS (COST
     $97,908)...........................                    97,908
                                                       -----------
    TOTAL INVESTMENTS (COST $990,900)(+)
     -- 98.1%...........................                   981,664
    OTHER ASSETS IN EXCESS OF
     LIABILITIES -- 1.9%................                    19,224
                                                       -----------
    TOTAL NET ASSETS -- 100.0%..........               $ 1,000,888
                                                       -----------
                                                       -----------

---------------
+ Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation  .........................  $     3,850
Unrealized depreciation  .........................      (13,086)
                                                    -----------
Net unrealized depreciation  .....................  $    (9,236)
                                                    -----------
                                                    -----------

    The accompanying notes are an integral part of the financial statements.
                                                                              11
                                                                   -------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998
                             VIF - HIGH YIELD FUND

-------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (cost $44,377,463)...........   $    43,404,424
  Interest and dividends receivable.........................           961,425
  Deferred organization expenses............................            31,606
  Receivable from Adviser...................................            23,157
  Unrealized appreciation on open forward currency
   contracts................................................               317
  Other assets..............................................                45
                                                               ---------------
    Total Assets............................................                      $    44,420,974
LIABILITIES:
  Payable for capital shares redeemed.......................             1,882
  Professional fees payable.................................            31,500
  Administration fees payable...............................             3,553
  Transfer agent fees payable...............................             1,548
  Fund accounting fees payable..............................             1,250
  Other payables and accrued expenses.......................            27,127
                                                               ---------------
    Total Liabilities.......................................                               66,860
                                                                                  ---------------
NET ASSETS..................................................                      $    44,354,114
                                                                                  ---------------
                                                                                  ---------------
Net Assets consist of:
  Shares of capital stock, $0.001 par value per share,
   4,264,221 issued and outstanding.........................   $         4,264
  Additional paid-in capital................................        45,090,739
  Accumulated undistibuted net investment income............             2,758
  Accumulated net realized gains on investment and foreign
   currency transactions....................................           228,073
  Net unrealized depreciation of investments and foreign
   currency transactions....................................          (971,720)
                                                               ---------------
NET ASSETS..................................................                      $    44,354,114
                                                                                  ---------------
                                                                                  ---------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)...                               $10.40
                                                                                  ---------------
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.


                               DECEMBER 31, 1998
                          VIF - EMERGING MARKETS FUND

-------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (cost $6,056,388)............   $     5,425,967
  Interest receivable.......................................           148,695
  Deferred organization expenses............................            37,418
  Receivable from Adviser...................................            10,417
                                                               ---------------
  Total Assets..............................................                      $     5,622,497
LIABILITIES:
  Payable for capital shares redeemed.......................               322
  Professional fees payable.................................            32,573
  Due to custodian..........................................            10,531
  Transfer agent fees payable...............................             1,577
  Other fees payable........................................             2,856
                                                               ---------------
    Total Liabilities.......................................                               47,859
                                                                                  ---------------
NET ASSETS..................................................                      $     5,574,638
                                                                                  ---------------
                                                                                  ---------------
Net Assets consist of:
  Shares of capital stock, $0.001 par value per share,
   733,165 issued and outstanding...........................   $           733
  Additional paid-in capital................................         7,565,094
  Distributions in excess of net investment income..........               (17)
  Accumulated net realized loss on investment and foreign
   currency transactions....................................        (1,360,751)
  Net unrealized depreciation of investments................          (630,421)
                                                               ---------------
NET ASSETS..................................................                      $     5,574,638
                                                                                  ---------------
                                                                                  ---------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)...                                $7.60
                                                                                  ---------------
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                               DECEMBER 31, 1998
                             DJG VALUE EQUITY FUND

-------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (cost $2,054,467)............   $     2,152,740
  Dividends receivable......................................             2,549
  Receivable from Adviser...................................            25,896
  Deferred organization expenses............................             5,880
  Prepaid expenses and other assets.........................               443
                                                               ---------------
    Total Assets............................................                      $     2,187,508
LIABILITIES:
  Professional fees payable.................................            19,500
  Other payables and accrued expenses.......................             3,630
                                                               ---------------
    Total Liabilities.......................................                               23,130
                                                                                  ---------------
NET ASSETS..................................................                      $     2,164,378
                                                                                  ---------------
                                                                                  ---------------
Net Assets consist of:
  Shares of capital stock, $0.001 par value per share,
   181,718 issued and outstanding...........................   $           182
  Additional paid-in capital................................         1,949,403
  Accumulated undistributed net investment income...........             5,649
  Accumulated net realized gains on investment
   transactions.............................................           110,871
  Net unrealized appreciation of investments................            98,273
                                                               ---------------
NET ASSETS..................................................                      $     2,164,378
                                                                                  ---------------
                                                                                  ---------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)...                               $11.91
                                                                                  ---------------
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                               DECEMBER 31, 1998
                           VIF - U.S. SMALL CAP FUND

-------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (cost $1,147,232)............   $     1,206,134
  Interest and dividends receivable.........................               845
  Receivable for investment securities sold.................               328
  Receivable from Adviser...................................            33,320
  Deferred organization expenses............................             5,880
  Prepaid expenses and other assets.........................               434
                                                               ---------------
    Total Assets............................................                      $     1,246,941
LIABILITIES:
  Payable for investment securities purchased...............             5,057
  Professional fees payable.................................            19,501
  Transfer agent fees payable...............................             1,492
  Administration fees payable...............................             1,417
  Other payables and accrued expenses.......................             1,629
                                                               ---------------
    Total Liabilities.......................................                               29,096
                                                                                  ---------------
NET ASSETS..................................................                      $     1,217,845
                                                                                  ---------------
                                                                                  ---------------
Net Assets consist of:
  Shares of capital stock, $0.001 par value per share,
   107,408 issued and outstanding...........................   $           107
  Additional paid-in capital................................         1,139,470
  Accumulated net realized gains on investment and foreign
   currency transactions....................................            19,366
  Net unrealized appreciation of investment and foreign
   currency transactions....................................            58,902
                                                               ---------------
NET ASSETS..................................................                      $     1,217,845
                                                                                  ---------------
                                                                                  ---------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)...                               $11.34
                                                                                  ---------------
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1998
                            VIF - TOTAL RETURN FUND

-------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (cost $990,900)..............   $       981,664
  Deferred organization expenses............................            50,733
  Interest and dividends receivable.........................            10,266
                                                               ---------------
    Total Assets............................................                      $     1,042,663
LIABILITIES:
  Payable to Adviser........................................            18,883
  Payable for capital shares redeemed.......................               175
  Transfer agent fees payable...............................             1,560
  Professional fees payable.................................            19,641
  Other payables and accrued expenses.......................             1,516
                                                               ---------------
    Total Liabilities.......................................                               41,775
                                                                                  ---------------
NET ASSETS..................................................                      $     1,000,888
                                                                                  ---------------
                                                                                  ---------------
Net Assets consist of:
  Shares of capital stock, $0.001 par value per share,
   98,382 issued and outstanding............................   $            98
  Additional paid-in capital................................           979,775
  Undistributed net investment income.......................            28,216
  Accumulated net realized gains on investment
   transactions.............................................             2,035
  Net unrealized depreciation of investments................            (9,236)
                                                               ---------------
NET ASSETS..................................................                      $     1,000,888
                                                                                  ---------------
                                                                                  ---------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)...                               $10.17
                                                                                  ---------------
                                                                                  ---------------

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                            STATEMENT OF OPERATIONS
                             VIF - HIGH YIELD FUND

                                                                                      FOR THE NINE
                                                                                      MONTHS ENDED            FOR THE
                                                                                      DECEMBER 31,         YEAR ENDED
                                                                                              1998     MARCH 31, 1998
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest......................................................................  $     2,893,226    $     2,552,527
  Dividends.....................................................................               --             19,959
                                                                                  ----------------   ----------------
    Total Income................................................................        2,893,226          2,572,486
EXPENSES:
  Advisory......................................................................          261,563            239,489
  Professional..................................................................           97,296             78,377
  Administration................................................................           40,112             42,263
  Fund accounting...............................................................           14,547             32,308
  Amortization of organization expenses.........................................           10,972             14,184
  Transfer agent................................................................           10,827                446
  Custody.......................................................................            9,265              9,093
  Trustees......................................................................            8,154              9,896
  Miscellaneous & other expenses................................................           23,702              9,308
                                                                                  ----------------   ----------------
    Total expenses before waivers/reimbursements................................          476,438            435,364
    Less expenses waived/reimbursed.............................................         (122,654)          (111,335)
                                                                                  ----------------   ----------------
    Net expenses................................................................          353,784            324,029
                                                                                  ----------------   ----------------

NET INVESTMENT INCOME...........................................................        2,539,442          2,248,457
                                                                                  ----------------   ----------------
REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS:
  Net realized gains on investment and foreign currency transactions............          223,896            199,824
  Net change in unrealized appreciation (depreciation) of investments and
   foreign currency transactions................................................       (2,312,290)         1,342,036
                                                                                  ----------------   ----------------
  Net realized and unrealized gains (loss) on investments.......................       (2,088,394)         1,541,860
                                                                                  ----------------   ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................  $       451,048    $     3,790,317
                                                                                  ----------------   ----------------
                                                                                  ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                      STATEMENT OF OPERATIONS (CONTINUED)
                          VIF - EMERGING MARKETS FUND

                                                                                      FOR THE NINE
                                                                                      MONTHS ENDED            FOR THE
                                                                                      DECEMBER 31,         YEAR ENDED
                                                                                              1998     MARCH 31, 1998
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest......................................................................  $       522,322    $       536,223
  Dividends.....................................................................               --              1,206
                                                                                  ----------------   ---------------
    Total Income................................................................          522,322            537,429
                                                                                  ----------------   ---------------
EXPENSES:
  Advisory......................................................................           39,569             49,468
  Professional..................................................................           46,237             30,748
  Fund accounting...............................................................           13,754             30,000
  Amortization of organization expenses.........................................           10,952             14,184
  Transfer agent................................................................           10,529                165
  Administration................................................................            5,741              8,245
  Miscellaneous.................................................................            1,421             13,553
                                                                                  ----------------   ---------------
    Total expenses before waivers/reimbursements................................          128,203            146,363
                                                                                  ----------------   ---------------
    Less expenses waived/reimbursed.............................................          (62,252)           (63,917)
    Net expenses................................................................           65,951             82,446
                                                                                  ----------------   ---------------

NET INVESTMENT INCOME...........................................................          456,371            454,983
                                                                                  ----------------   ---------------

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS:
  Net realized gains (loss) on investment transactions..........................       (1,360,751)            42,169
  Net realized gains (loss) on foreign currency transactions....................          (10,025)            21,834
  Net change in unrealized appreciation (depreciation) of investments...........         (742,956)            65,549
  Net change in unrealized appreciation (depreciation) of foreign currency
   transactions.................................................................           (7,713)             4,357
                                                                                  ----------------   ---------------
Net realized and unrealized gains (loss) on investments.........................       (2,121,445)           133,909
                                                                                  ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................  $    (1,665,074)   $       588,892
                                                                                  ----------------   ---------------
                                                                                  ----------------   ---------------

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                      STATEMENT OF OPERATIONS (CONTINUED)
                             DJG VALUE EQUITY FUND

                                                                                      FOR THE NINE     FOR THE PERIOD
                                                                                      MONTHS ENDED    APRIL 11, 1997*
                                                                                 DECEMBER 31, 1998      THROUGH MARCH
                                                                                                             31, 1998
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.....................................................................  $        22,203    $        19,228
                                                                                  ----------------   ---------------
    Total Income................................................................           22,203             19,228
EXPENSES:
  Advisory......................................................................           11,499             10,934
  Professional..................................................................           29,896             22,751
  Fund accounting...............................................................           13,935             30,154
  Transfer agent................................................................           10,500                 79
  Administration................................................................            1,846              2,050
  Amortization of organization expenses.........................................            1,416              1,761
  Miscellaneous.................................................................            2,046              2,081
                                                                                  ----------------   ---------------
    Total expenses before waivers/reimbursements................................           71,138             69,810
    Less expenses waived/reimbursed.............................................          (53,168)           (52,719)
                                                                                  ----------------   ---------------
    Net expenses................................................................           17,970             17,091
                                                                                  ----------------   ---------------

NET INVESTMENT INCOME...........................................................            4,233              2,137
                                                                                  ----------------   ---------------

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS:
  Net realized gains on investment transactions.................................          110,871            120,079
  Net change in unrealized appreciation (depreciation) of investments...........         (343,779)           442,052
                                                                                  ----------------   ---------------
Net realized and unrealized gains (loss) on investments.........................         (232,908)           562,131
                                                                                  ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................  $      (228,675)   $       564,268
                                                                                  ----------------   ---------------
                                                                                  ----------------   ---------------

* Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                      STATEMENT OF OPERATIONS (CONTINUED)
                           VIF - U.S. SMALL CAP FUND

                                                                                      FOR THE NINE     FOR THE PERIOD
                                                                                      MONTHS ENDED    APRIL 11, 1997*
                                                                                      DECEMBER 31,      THROUGH MARCH
                                                                                              1998           31, 1998
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest......................................................................  $         3,082    $           451
  Dividends.....................................................................            2,253              7,682
                                                                                  ----------------   ---------------
    Total Income................................................................            5,335              8,133

EXPENSES:
  Advisory......................................................................            9,323             10,796
  Professional..................................................................           28,917             22,660
  Fund accounting...............................................................           14,214             30,685
  Transfer Agent................................................................           10,790                 77
  Amortization of organization expenses.........................................            1,416              1,761
  Administration................................................................            1,201              1,619
  Miscellaneous.................................................................            6,222              4,741
                                                                                  ----------------   ---------------
    Total expenses before waivers/reimbursements................................           72,083             72,339
    Less expenses waived/reimbursed.............................................          (58,300)           (56,138)
                                                                                  ----------------   ---------------
    Net expenses................................................................           13,783             16,201
                                                                                  ----------------   ---------------
NET INVESTMENT LOSS.............................................................           (8,448)            (8,068)
                                                                                  ----------------   ---------------
REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS:
  Net realized gains on investment and foreign currency transactions............           19,891            125,730
  Net change in unrealized appreciation (depreciation) of investments and
   foreign currency transactions................................................         (178,262)           237,164
                                                                                  ----------------   ---------------
  Net realized and unrealized gains (loss) on investments.......................         (158,371)           362,894
                                                                                  ----------------          --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................  $      (166,819)   $       354,826
                                                                                  ----------------   ---------------
                                                                                  ----------------   ---------------

* Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                     STATEMENTS OF OPERATIONS (CONTINUED)
                            VIF - TOTAL RETURN FUND

                                                                                             FOR THE PERIOD
                                                                                             JUNE 30, 1998*
                                                                                  THROUGH DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest......................................................................  $         26,608
  Dividends.....................................................................             1,608
                                                                                  ----------------
    Total Income................................................................  $         28,216
EXPENSES:
  Advisory......................................................................             3,670
  Professional..................................................................            28,671
  Transfer agent................................................................             9,050
  Fund accounting...............................................................             7,542
  Amortization of organization expenses.........................................             5,689
  Administration................................................................               573
  Miscellaneous.................................................................             1,502
                                                                                  ----------------
    Total expenses before waivers/reimbursements................................            56,697
    Less expenses waived/reimbursed.............................................           (53,027)
                                                                                   ----------------
   Net expenses................................................................             3,670
                                                                                  ----------------

NET INVESTMENT INCOME...........................................................            24,546
                                                                                  ----------------
REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS:
  Net realized gains on investment transactions.................................             2,035
  Net change in unrealized depreciation of investments..........................            (9,236)
                                                                                  ----------------
  Net realized and unrealized loss on investments...............................           (7,201)
                                                                                  ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................  $         17,345
                                                                                  ----------------
                                                                                  ----------------

* Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                             VIF - HIGH YIELD FUND

                                                                               FOR THE NINE                        FOR THE PERIOD
                                                                               MONTHS ENDED            FOR THE     APRIL 1, 1996*
                                                                               DECEMBER 31,         YEAR ENDED            THROUGH
                                                                                       1998     MARCH 31, 1998     MARCH 31, 1997
--------------------------------------------------------------------------------------------------------------   ----------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income..................................................  $     2,539,442    $     2,248,457   $        677,139
  Net realized gains on investment and foreign currency transactions.....          223,896            199,824             24,669
  Net changes unrealized appreciation (depreciation) appreciation of
   investments  and foreign currency transactions........................       (2,312,290)         1,342,036             (1,466)
                                                                           ----------------   ----------------   ----------------
  Net increase in net assets resulting from operations...................          451,048          3,790,317            700,342
                                                                           ----------------   ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................................       (2,539,442)        (2,248,457)          (677,139)
  Excess of net investment income........................................          (42,172)                --                --
  Net realized gains.....................................................         (199,784)                --                --
                                                                           ----------------   ----------------   ----------------
  Total dividends and distributions to shareholders......................       (2,781,398)        (2,248,457)          (677,139)
                                                                           ----------------   ----------------   ----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued............................................       18,295,737          6,518,774         25,477,804
  Dividends reinvested...................................................        2,989,391          2,040,697            677,347
  Cost of shares redeemed................................................       (6,275,630)        (3,540,505)        (1,097,547)
                                                                           ----------------   ----------------   ----------------
  Net increase in net assets from capital share transactions.............       15,009,498          5,018,966         25,057,604
                                                                           ----------------   ----------------   ----------------
  Total increase in net assets...........................................       12,679,148          6,560,826         25,080,807
                                                                           ----------------   ----------------   ----------------

NET ASSETS:
  Beginning of period....................................................       31,674,966         25,114,140             33,333
                                                                           ----------------   ----------------   ----------------
  End of period (including undistributed net investment income
   of $44,930,  $42,172 and $8,755, respectively)........................  $    44,354,114    $    31,674,966    $    25,114,140
                                                                           ----------------   ----------------   ----------------
                                                                           ----------------   ----------------   ----------------

* Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                          VIF - EMERGING MARKETS FUND

                                                                                 FOR THE NINE                       FOR THE PERIOD
                                                                                 MONTHS ENDED            FOR THE  AUGUST 28, 1996*
                                                                                 DECEMBER 31,         YEAR ENDED           THROUGH
                                                                                         1998     MARCH 31, 1998    MARCH 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income....................................................  $       456,371    $       454,983   $       120,931
  Net realized gains (loss) on investment and foreign currency transactions       (1,370,776)            64,003            28,664
  Net change in unrealized appreciation (depreciation) of investments and
   foreign currency transactions...........................................         (750,669)            69,906            50,342
                                                                             ----------------   ----------------  ----------------
  Net increase (decrease) in net assets resulting from operations..........       (1,665,074)           588,892           199,937
                                                                             ----------------   ----------------  ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................................................         (456,371)          (454,983)         (120,931)
  Excess of net investment income..........................................          (41,459)           (10,015)               --
  Net realized gains.......................................................          (52,829)                --           (11,806)
                                                                             ----------------   ----------------  ----------------
  Total dividends and distributions to shareholders........................         (550,659)          (464,998)         (132,737)
                                                                             ----------------   ----------------  ----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..............................................        3,688,615          1,004,183         4,138,941
  Dividends reinvested.....................................................          673,517            338,633           120,931
  Cost of shares redeemed..................................................       (2,351,293)           (32,780)          (14,803)
                                                                             ----------------   ----------------  ----------------
  Net increase in net assets from capital share transactions...............        2,010,839          1,310,036         4,245,069
                                                                             ----------------   ----------------  ----------------
  Total increase (decrease) in net assets..................................         (204,894)         1,433,930         4,312,269
                                                                             ----------------   ----------------  ----------------
NET ASSETS:
  Beginning of period......................................................        5,779,532          4,345,602            33,333
                                                                             ----------------   ----------------  ----------------
  End of period (including distributions in excess of net investment income of $17 and undistributed net investment income of $33,147 and $11,824,
   respectively)...........................................................  $     5,574,638    $     5,779,532   $     4,345,602
                                                                             ----------------   ----------------  ----------------
                                                                             ----------------   ----------------  ----------------


* Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                             DJG VALUE EQUITY FUND

                                                                                      FOR THE NINE     FOR THE PERIOD
                                                                                      MONTHS ENDED    APRIL 11, 1997*
                                                                                      DECEMBER 31,            THROUGH
                                                                                              1998     MARCH 31, 1998
---------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income.........................................................  $         4,233    $         2,137
  Net realized gains on investment transactions.................................          110,871            120,079
  Net change in unrealized appreciation (depreciation) of investments...........         (343,779)           442,052
                                                                                  ----------------   ----------------
  Net increase (decrease) in net assets resulting from operations...............         (228,675)           564,268
                                                                                  ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Excess of net investment income...............................................           (3,898)                --
  Excess of net realized gains..................................................         (120,079)                --
                                                                                  ----------------   ----------------
  Total dividends and distributions to shareholders.............................         (123,977)                --
                                                                                  ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...................................................          390,383          1,472,103
  Dividends reinvested..........................................................          123,977                 --
  Cost of shares redeemed.......................................................          (15,213)           (18,488)
                                                                                  ----------------   ----------------
  Net increase in net assets from capital share transactions....................          499,147          1,453,615
                                                                                  ----------------   ----------------
  Total increase in net assets..................................................          146,495          2,017,883
                                                                                  ----------------   ----------------
NET ASSETS:
  Beginning of period...........................................................        2,017,883                 --
                                                                                  ----------------   ----------------
  End of period (including undistributed net investment income of $5,649 and
   $3,898, respectively)........................................................  $     2,164,378    $     2,017,883
                                                                                  ----------------   ----------------
                                                                                  ----------------   ----------------

* Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                           VIF - U.S. SMALL CAP FUND

                                                                                      FOR THE NINE     FOR THE PERIOD
                                                                                      MONTHS ENDED    APRIL 11, 1997*
                                                                                      DECEMBER 31,            THROUGH
                                                                                              1998     MARCH 31, 1998
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment loss...........................................................  $        (8,448)   $        (8,068)
  Net realized gains on investment and foreign currency transactions............           19,891            125,730
  Net change in unrealized appreciation (depreciation) of investments and
   foreign currency transactions................................................         (178,262)           237,164
                                                                                  ----------------   ----------------
  Net increase (decrease) in net assets resulting from operations...............         (166,819)           354,826
                                                                                  ----------------   ----------------

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net realized gains............................................................         (119,956)                --
                                                                                  ----------------   ----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...................................................               --          1,054,094
  Dividends reinvested..........................................................          119,956                 --
  Cost of shares redeemed.......................................................           (9,616)           (14,640)
                                                                                  ----------------   ----------------
  Net increase in net assets from capital share transactions....................          110,340          1,039,454
                                                                                  ----------------   ----------------
  Total increase (decrease) in net assets.......................................         (176,435)         1,394,280
                                                                                  ----------------   ----------------

NET ASSETS:
  Beginning of period...........................................................        1,394,280                 --
                                                                                  ----------------   ----------------
  End of period.................................................................  $     1,217,845    $     1,394,280
                                                                                  ----------------   ----------------
                                                                                  ----------------   ----------------

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                            VIF - TOTAL RETURN FUND

                                                                                           FOR THE PERIOD
                                                                                   JUNE 30, 1998* THROUGH
                                                                                        DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income.........................................................  $         24,546
  Net realized gains on investment transactions.................................             2,035
  Net change in unrealized depreciation of investments..........................            (9,236)
                                                                                  ----------------
  Net increase in net assets resulting from operations..........................            17,345
                                                                                  ----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...................................................         1,034,053
  Cost of shares redeemed.......................................................           (50,510)
                                                                                  ----------------
  Net increase in net assets resulting from capital share transactions..........           983,543
                                                                                  ----------------
  Total increase in net assets..................................................         1,000,888
                                                                                  ----------------
NET ASSETS:
  Beginning of period...........................................................                --
                                                                                  ----------------
  End of period (including undistributed net investment income of $28,216)......  $      1,000,888
                                                                                  ----------------
                                                                                  ----------------

* Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                              FINANCIAL HIGHLIGHTS
                              VIF-HIGH YIELD FUND

                                                                 FOR THE PERIOD
                              FOR THE NINE           FOR THE      APRIL 1, 1996*
                              MONTHS ENDED        YEAR ENDED             THROUGH
                         DECEMBER 31, 1998    MARCH 31, 1998      MARCH 31, 1997
--------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $    11.00          $  10.37            $  10.00(d)
                                -------           -------             -------
  Net investment
   income................          0.65              0.86                0.78
  Net realized and
   unrealized gains
   (loss)................         (0.53)             0.63                0.37
                                -------           -------             -------
  Total income from
   investment
   operations............          0.12              1.49                1.15
                                -------           -------             -------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
  Net investment
   income................         (0.65)            (0.86)              (0.78)
  Excess of net
   investment income.....         (0.02)
  Net realized gains.....         (0.05)             0.00                  --
                                -------           -------             -------
    Total dividends and
    distributions..........       (0.72)            (0.86)              (0.78)
                                -------           -------             -------
  Net change in net asset
   value per share.......         (0.60)             0.63                0.37
                                -------           -------             -------
NET ASSET VALUE, END OF
  PERIOD.................    $    10.40          $  11.00            $  10.37
                                -------           -------             -------
TOTAL RETURN (a).........          1.15%(b)         14.84%              11.90%(b)
                                -------           -------             -------
                                -------           -------             -------
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of
   period (in
   thousands)............    $   44,354          $ 31,675            $ 25,114
Ratios to average net
  assets:
  Expenses**.............          1.15%(c)          1.15%               1.15%(c)
  Net investment
   income................          8.25%(c)          7.98%               7.45%(c)
PORTFOLIO TURNOVER
  RATE...................            14%(b)            32%                  4%(b)

---------------
  *  Commencement of operations.
  ** During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
 (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
 (b) Not annualized.
 (c) Annualized.
 (d) Initial offering price.

    The accompanying notes are an integral part of the financial statements.

                        THE OFFITBANK INVESTMENT FUND, INC.
                         FINANCIAL HIGHLIGHTS (CONTINUED)
                            VIF - EMERGING MARKETS FUND

                              FOR THE NINE                          FOR THE PERIOD
                              MONTHS ENDED             FOR THE    AUGUST 28, 1996*
                              DECEMBER 31,          YEAR ENDED             THROUGH
                                      1998      MARCH 31, 1998      MARCH 31, 1997
----------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
  NET ASSET VALUE,
   BEGINNING OF PERIOD...    $    10.55          $  10.30            $  10.00(d)
                           ---------------   -----------------       --------
  Net investment
   income................          0.66              0.86                0.48
  Net realized and
   unrealized gains
   (loss)................         (2.79)             0.27                0.34
                           ---------------   -----------------       --------
  Total income (loss)
   from investment
   operations............         (2.13)             1.13                0.82
                           ---------------   -----------------       --------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
  Net investment
   income................         (0.66)            (0.86)              (0.48)
  Excess of net
   investment income.....         (0.07)            (0.02)                 --
  Net realized gains.....         (0.09)               --               (0.04)
                           ---------------   -----------------       --------
    Total dividends and
    distributions..........       (0.82)            (0.88)              (0.52)
                           ---------------   -----------------       --------
  Net change in net asset
   value per share.......         (2.95)             0.25                0.30
                           ---------------   -----------------       --------
NET ASSET VALUE, END OF
  PERIOD.................    $     7.60          $  10.55            $  10.30
                           ---------------   -----------------       --------
                           ---------------   -----------------       --------
TOTAL RETURN (a).........        (20.36%)(b)        11.26%               8.29%(b)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of
   period (in
   thousands)............    $    5,575          $  5,780            $  4,346
Ratios to average net
  assets:
  Expenses**.............          1.50%(c)          1.50%               1.50%(c)
  Net investment
   income................         10.38%(c)          8.27%               8.04%(c)
PORTFOLIO TURNOVER
  RATE...................           100%(b)            53%                 96%(b)

---------------
  *  Commencement of operations.
  ** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been higher.
 (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
 (b) Not annualized.
 (c) Annualized.
 (d) Initial offering price.

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                             DJG VALUE EQUITY FUND

                              FOR THE NINE      FOR THE PERIOD
                              MONTHS ENDED     APRIL 11, 1997*
                              DECEMBER 31,             THROUGH
                                      1998      MARCH 31, 1998
--------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
  NET ASSET VALUE,
   BEGINNING OF PERIOD...    $    14.94          $  10.00(d)
                                -------           -------
  Net investment
   income................          0.05              0.02
  Net realized and
   unrealized gains
   (loss)................         (2.16)             4.92
                                -------           -------
  Total income from
   investment
   operations............         (2.11)             4.94
                                -------           -------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
  Net investment
   income................         (0.03)               --
  Net realized gains.....         (0.89)               --
                                -------           -------
  Total dividends and
   distributions.........         (0.92)               --
                                -------           -------
  Net change in net asset
   value per share.......         (3.03)             4.94
                                -------           -------
NET ASSET VALUE, END OF
  PERIOD.................    $    11.91          $  14.94
                                -------           -------
                                -------           -------
TOTAL RETURN (a).........        (14.75%)(b)       (49.40%)(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of
   period (in
   thousands)............    $    2,164          $  2,018
Ratios to average net
  assets:
  Expenses**.............         (1.25%)(c)        (1.25%)(c)
  Net investment
   income................         (0.29%)(c)        (0.16%)(c)
PORTFOLIO TURNOVER
  RATE...................            21%(b)            33%(b)

---------------
  *  Commencement of operations.
  ** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been higher.
 (a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
 (b) Not annualized.
 (c) Annualized.
 (d) Initial offering price.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                             VIF - U.S. SMALL CAP FUND

                              FOR THE NINE      FOR THE PERIOD
                              MONTHS ENDED     APRIL 11, 1997*
                              DECEMBER 31,             THROUGH
                                      1998      MARCH 31, 1998
--------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
  NET ASSET VALUE,
   BEGINNING OF PERIOD...    $    14.14          $  10.00(d)
                                -------            ------
  Net investment
   (loss)................         (0.08)            (0.08)
  Net realized and
   unrealized gains
   (loss)................         (1.50)             4.22
                                -------            ------
  Total income (loss)
   from investment
   operations............         (1.58)             4.14
                                -------            ------
LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
  Net investment
   income................            --                --
  Net realized gains.....         (1.22)               --
                                -------            ------
Total dividends and
  distributions..........         (1.22)               --
                                -------            ------
  Net change in net asset
   value per share.......         (2.80)             4.14
                                -------            ------
NET ASSET VALUE, END OF
  PERIOD.................    $    11.34          $  14.14
                                -------            ------
                                -------            ------
TOTAL RETURN (A).........        (11.95%)(b)        41.40%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of
   period (in
   thousands)............    $    1,218          $  1,394
Ratios to average net
  assets:
  Expenses**.............          1.50%(c)          1.50%(c)
  Net investment
   income................          (.92%)(c)         (.74%)(c)
PORTFOLIO TURNOVER
  RATE...................            39%(b)            51%(b)

---------------
  * Commencement of operations.
 ** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Not annualized.
(c) Annualized.
(d) Initial offering price.

    The accompanying notes are an integral part of the financial statements.

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                            VIF - TOTAL RETURN FUND

                                                FOR THE PERIOD
                                        JUNE 30, 1998* THROUGH
                                             DECEMBER 31, 1998
--------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
  NET ASSET VALUE,
   BEGINNING OF PERIOD...    $       10.00(d)
  Net investment
   income................             0.25
  Net realized and
   unrealized loss.......            (0.08)
  Total income from
   investment
   operations............             0.17
                                   -------
  Net change in net asset
   value per share.......                        $        0.17
                                                       -------
NET ASSET VALUE, END OF
  PERIOD.................                        $       10.17
                                                       -------
                                                       -------
TOTAL RETURN (A).........                                %1.70(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of
   period (in
   thousands)............                        $       1,001
Ratios to average net
  assets:
  Expenses**.............                                %0.80(c)
  Net investment
   income................                                %5.35(c)
PORTFOLIO TURNOVER
  RATE...................                                %(b58)

---------------
 *  Commencement of operations.
 ** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Not annualized.
(c) Annualized.
(d) Initial offering price.

    The accompanying notes are an integral part of the financial statements.

                      THE OFFITBANK INVESTMENT FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

The OFFITBANK Variable Insurance Fund, Inc. (the "Company") was incorporated in Maryland on July 1, 1994. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company consists of ten separately managed funds, of which five, OFFITBANK VIF-High Yield Fund (VIF-High Yield Fund), OFFITBANK VIF-Emerging Markets Fund (VIF-Emerging Markets
Fund), DJG Value Equity Fund, OFFITBANK VIF-U.S. Small Cap Fund (VIF-U.S. Small Cap Fund) and OFFITBANK VIF-Total Return Fund (VIF-Total Return Fund)
(individually, a "Fund", and collectively, the "Funds") have commenced operations. The Funds have the following inception dates:

VIF-High Yield Fund                       April 1, 1996
VIF-Emerging Markets Fund                 August 28, 1996
DJG Value Equity Fund                     April 11, 1997
VIF-U.S. Small Cap Fund                   April 11, 1997
VIF-Total Return Fund                     June 30, 1998

The VIF-High Yield Fund, VIF-Emerging Markets Fund and VIF-Total Return Fund operate as non-diversified, open-end management investment companies. The DJG Value Equity Fund and VIF-U.S. Small Cap Fund operate as diversified, open-end management investment companies.

The VIF-High Yield Fund seeks to provide investors with a high level of current income by investing primarily in high yield, high-risk corporate debt securities and sovereign debt obligations. The VIF-Emerging Markets Fund seeks to provide investors with a competitive total investment return by focusing on current yield and opportunities for capital appreciation primarily by investing in corporate and sovereign debt securities of emerging market countries. The DJG Value Equity Fund seeks to achieve its objectives of long-term appreciation and preservation of capital by researching and investing in equity securities priced at a discount to their intrinsic values. The VIF-U.S. Small Cap Fund invests primarily in a diversified portfolio of securities of smaller companies located in the United States to achieve its investment objective of capital appreciation. The VIF-Total Return Fund invests primarily in a portfolio of fixed income securities of varying maturities.

OFFITBANK serves as the VIF-High Yield, VIF-Emerging Markets, VIF-U.S. Small Cap and VIF-Total Return Funds' investment adviser. David J. Greene and Company serve as the DJG Value Equity Fund's investment adviser. Rockefeller & Company, Inc. serves as the sub-adviser for the VIF-U.S. Small Cap Fund. Effective June 1, 1998, PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., began providing administrative and fund accounting services for the
Funds. OFFIT Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Funds' shares. PFPC also provides transfer and dividend disbursing agent services for the Funds. Prior to June 1, 1998, BISYS Fund Services, Limited Partnership, and BISYS Fund Services, Inc. provided administrative, fund accounting, transfer and dividend disbursing agent services.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value, and, if applicable, adjusted for foreign exchange translation. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities may be valued by independent pricing services, approved by the Company's Board of Directors, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

SECURITIES TRANSACTIONS AND RELATED INCOME:

The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on the identified cost basis.

EXPENSES:

The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Company expenses are allocated among the Company's respective portfolios based on relative net assets.

ORGANIZATIONAL EXPENSES:

Costs incurred in connection with the organization and initial registration of the Funds have been deferred and

                      THE OFFITBANK INVESTMENT FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------
are being amortized on a straight-line basis over a sixty-month period beginning with each of the Fund's commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from the VIF-High Yield Fund's net investment income, if any, are declared daily and paid monthly. Dividends from the VIF-Emerging Markets Fund's net investment income, if any, are declared daily and paid quarterly. Dividends from the DJG Value Equity, VIF-U.S. Small Cap and VIF-Total Return Funds' net investment income, if any, are declared and paid annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/ tax"
differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

As  of  December 31,  1998, the  following reclassifications  have been  made to
increase  (decrease)  such   accounts  with  offsetting   adjustments  made   to
paid-in-capital:

                                ACCUMULATED      ACCUMULATED
                               UNDISTRIBUTED    NET REALIZED
                              NET INVESTMENT   GAIN/(LOSS) ON
                                  INCOME         INVESTMENTS
                              ---------------  ---------------
VIF-High Yield Fund.........     $   2,758        $   4,137
VIF-Emerging Markets Fund...         8,295           10,025
DJG Value Equity Fund.......         1,416               --
VIF-U.S. Small Cap Fund.....         8,448                8
VIF-Total Return Fund.......         3,670               --

FEDERAL INCOME TAXES:

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

Capital and currency losses incurred within the Funds' fiscal year but after October 31 are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer capital and currency losses as follows:

                                 CAPITAL LOSS     CURRENCY LOSS
                                   DEFERRED         DEFERRED
                                 -------------  -----------------
VIF-Emerging Markets Fund......    $  42,703        $      17
VIF-U.S. Small Cap Fund........        9,679               --

For   federal  income  tax  purposes,  the   following  Fund  had  capital  loss
carryforwards:

                                                DATE OF
FUND                             CLCF         EXPIRATION
---------------------------  ------------  -----------------
VIF-Emerging Markets.......   $1,318,048   December 31, 2006

Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of each amount.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations. Such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts and certain foreign currency denominated debt obligations, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding amounts recorded on the Fund books and amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates.

REPURCHASE AGREEMENTS:

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The

                      THE OFFITBANK INVESTMENT FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------
seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

DERIVATIVE INSTRUMENTS:

The Funds may invest in various financial instruments including positions in forward currency contracts, enter into currency swaps and purchase foreign currency options. The Funds enter into such contracts for the purposes of hedging exposure to changes in foreign currency exchange rates on their portfolio holdings and transactions.

A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. A Fund bears the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts involve market or credit risk in excess of the related amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 1998 are recorded for financial reporting purposes as unrealized gains and losses by the Funds.

At December 31, 1998, there were no outstanding forward currency contracts for the VIF-Emerging Markets, DJG Value Equity, VIF-U.S. Small Cap Fund and VIF-Total Return Funds. The table below indicates the VIF-High Yield Fund's outstanding forward currency contract positions at December 31, 1998:

                                                   VALUE ON      VALUE AT      UNREALIZED
                         CONTRACT     MATURITY    ORIGINATION  DECEMBER 31,   APPRECIATION
            CURRENCY      AMOUNTS       DATE         DATE          1998      (DEPRECIATION)
           -----------  -----------  -----------  -----------  ------------  ---------------
Sell              DEM     (522,000)    02/05/99    $(313,175)   $ (313,602)     $    (427)
Sell              ECU     (500,000)    02/05/99     (587,750)     (587,006)           744
                                                                                    -----
Net unrealized appreciation on forward positions...........................     $     317
                                                                                    -----
                                                                                    -----

Currency Abbreviations:
DEM -- German Deutsche Mark
ECU -- European Currency Unit

The VIF-Emerging Markets Fund may also invest in indexed securities whose value is linked directly to changes in foreign currencies, interest rates and other financial indices. Indexed securities may be more volatile than the underlying instrument but the risk of loss is limited to the amount of the original investment.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

The Company has entered into investment advisory agreements (the "Investment Advisory Agreements") with OFFITBANK (the "Adviser"). Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of: 0.85% of the first $200 million of average daily net assets for the VIF-High Yield Fund and 0.75% of average daily net assets in excess of $200 million; 0.90% of the first $200 million of average daily net assets for the VIF-Emerging Markets Fund and 0.80% of average daily net assets in excess of $200 million; 1.00% of average daily net assets for the VIF-U.S. Small Cap Fund; and 0.80% of average daily net assets for the VIF-Total Return Fund. Rockefeller & Company, Inc. serves as sub-adviser for the U.S. Small Cap Fund and is entitled to a fee from the Adviser that is calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Pursuant to the terms of its Investment Advisory Agreement, David J. Greene and Company is entitled to a fee that is calculated daily and payable monthly at the annual rate of 0.80% of the average daily net assets of the DJG Value Equity Fund. For the period ended December 31, 1998, the Adviser earned fees of $261,563 and $39,569 and waived fees of $59,096 and $31,386 for the VIF-High Yield Fund and VIF-Emerging Markets Fund, and earned and waived fees of $9,323 and $3,670 for the VIF-U.S. Small Cap Fund and VIF- Total Return Fund. David J. Greene and Company earned and waived fees of $11,499 for the DJG Value Equity Fund. For the period ended March 31, 1998, the Adviser earned fees of $239,489 and waived fees of $77,746 for the VIF-High Yield Fund, and earned and waived fees of $49,468 and $10,796 for the VIF-Emerging Markets Fund and VIF-U.S. Small Cap Fund, respectively. For the period ended March 31, 1998, David J. Greene and Company earned and waived fees of $10,934 for the DJG Value Equity Fund.

Commencing on June 1, 1998 PFPC provided the Funds with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Company's Board of Directors and officers and include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Company pays PFPC a monthly fee for its services at an annual rate of 0.125% of each Portfolio's first $300 million in average daily net assets; 0.11% of each Portfolio's next $300 million in average

                      THE OFFITBANK INVESTMENT FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------
daily net assets; 0.08% of each Portfolio's next $300 million in average daily net assets; 0.05% of each Portfolio's next $300 million in average daily net assets; and 0.0275% of each Portfolio's average daily net assets in excess of $1.2 billion. From time to time, PFPC may waive all or a portion of its fees. For the period from June 1, 1998 through December 31, 1998, PFPC was entitled to fees of $32,307, $4,273, $1,341, $885 and $573 for the VIF-High Yield Fund,
VIF-Emerging Markets Fund, DJG Value Equity Fund, VIF-U.S. Small Cap Fund and VIF-Total Return Fund, respectively. PFPC waived fees of $7,753, $4,273, $1,341, $885 and $573 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund, VIF-U.S. Small Cap Fund and VIF-Total Return Fund, respectively. For the period from April 1, 1998 through May 31, 1998 BISYS Fund Services, Inc., the previous administrator, was entitled to fees of $7,805, $1,468, $505 and $316 for VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively. BISYS Fund Services, Inc. waived fees of $3,689, $1,468, $505 and $316 for VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively. For the period ended March 31, 1998, BISYS earned fees of $42,263 and waived fees of $23,302 for the VIF-High Yield Fund, and earned and waived fees of $8,245, $2,050 and $1,619 for the VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively.

Commencing on June 1, 1998 PFPC provided the Funds with fund accounting and related services pursuant to a fund accounting agreement with the Company. For these services PFPC is entitled a fee of $1,250 per month per Fund plus out of pocket expenses. From time to time, PFPC may waive all or a portion of its fees. For the period June 1, 1998 through December 31, 1998, the VIF-High Yield Fund earned fees of $8,992. For the period from June 1, 1998 through December 31, 1998, PFPC earned and waived fees of $8,750, $8,750, $8,992 and $7,542 for the VIF-Emerging Markets Fund, DJG Value Equity Fund, VIF-U.S. Small Cap Fund and VIF-Total Return Fund, respectively. For the period from April 1, 1998 through May 31, 1998 BISYS Funds Services, Inc., the previous Fund accounting agent earned fees, including reimbursement of out of pocket expenses, of $5,555, $5,004, $5,185, and $5,222 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively. For the period ended March 31, 1998, BISYS earned fees of $32,308, $30,000, $30,154 and $30,685 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively.

Commencing on June 1, 1998, PFPC also served as transfer agent for the Funds and received reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or portion of these fees. For the period from June 1, 1998 through December 31, 1998, PFPC earned fees of $10,790, $10,529, $10,500,
$10,790 and $9,050 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund, VIF-U.S. Small Cap Fund and VIF-Total Return Fund. PFPC waived fees of $4,945, $4,815, $5,176, $5,464 and $3,703 for the VIF-High Yield
Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund, VIF-U.S. Small Cap Fund and VIF-Total Return Funds, respectively. For the period from April 1, 1998 through May 31, 1998, BISYS Fund Services, Inc., the previous transfer agent, earned fees, including reimbursement of out pocket expenses of $37, for the VIF-High Yield Fund. For the period ended March 31, 1998, BISYS earned fees of $446, $165, $79 and $77 for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund, respectively.

The Company has entered into a distribution agreement (the "Distribution Agreement') with the Distributor. Under the Distribution Agreement, the Distributor, as agent of the Company, agrees to use its best efforts as sole distributor of the Company's shares. The Distribution Agreement provides that the Company will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to existing shareholders. There is no fee payable under the Distribution Agreement.

OFFITBANK and David J. Greene and Company have voluntarily agreed to limit the expense ratios for the Funds at 1.15%, 1.50%, 1.25%, 1.50% and 0.80% for the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity, VIF-U.S. Small Cap Fund and VIF-Total Return Funds, respectively. In order to maintain these ratios, for the period ended December 31, 1998, the Adviser and David J. Greene and Company have waived all or a portion of their advisory fee and have also agreed to reimburse the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund, VIF-U.S. Small Cap Fund and VIF-Total Return Fund for expenses in the amounts of $47,171, $11,560, $25,897, $33,320 and $53,027, respectively. For the period ended March 31, 1998, the Adviser and David J. Greene and Company have waived all or a portion of their advisory fee and have also agreed to reimburse the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund and VIF-U.S. Small Cap Fund for expenses in the amounts of $10,287, $6,204, $39,735 and $43,723, respectively.

                      THE OFFITBANK INVESTMENT FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------

NOTE 4 -- SECURITIES TRANSACTIONS

For the period ended December 31, 1998, the cost of purchases and the proceeds from sales of the Funds' portfolio securities
(excluding short-term investments) were as follows:

                                   COMMON STOCKS          U.S. GOVERNMENT
                                AND CORPORATE BONDS         OBLIGATIONS
                              -----------------------  ---------------------
                               PURCHASES     SALES     PURCHASES     SALES
                              -----------  ----------  ----------  ---------
VIF-High Yield Fund.........  $21,638,585  $5,387,564  $       --  $      --
VIF-Emerging Markets Fund...    7,210,057   5,250,220          --         --
DJG Value Equity Fund.......      593,611     326,256
VIF-U.S. Small Cap Fund.....      441,793     469,380          --         --
VIF-Total Return Fund.......      315,000      27,664   1,053,366    452,452

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

The Company's Articles of Incorporation permit the Company to issue nine billion shares (par value $0.001). Transactions in shares of common stock for the period ended December 31, 1998 and March 31, 1998, respectively, were as follows:

                                              VIF-HIGH YIELD
                              ----------------------------------------------
                                   PERIOD ENDED             YEAR ENDED
                                DECEMBER 31, 1998         MARCH 31, 1998
                              ----------------------  ----------------------
                               SHARES      AMOUNT      SHARES      AMOUNT
                              ---------  -----------  ---------  -----------
Shares issued...............  1,687,147  $18,295,737    608,193  $ 6,518,774
Shares reinvested...........    282,185    2,989,391    189,195    2,040,697
Shares redeemed.............   (585,179)  (6,275,630)  (338,000)  (3,540,505)
                              ---------  -----------  ---------  -----------
Net increase................  1,384,153  $15,009,498    459,388  $ 5,018,966
                              ---------  -----------  ---------  -----------
                              ---------  -----------  ---------  -----------

                                           VIF-EMERGING MARKETS
                              ----------------------------------------------
                                   PERIOD ENDED             YEAR ENDED
                                DECEMBER 31, 1998         MARCH 31, 1998
                              ----------------------  ----------------------
                               SHARES      AMOUNT      SHARES      AMOUNT
                              ---------  -----------  ---------  -----------
Shares issued...............    380,449  $ 3,688,615     97,067  $ 1,004,183
Shares reinvested...........     80,312      673,517     31,980      338,633
Shares redeemed.............   (275,382)  (2,351,293)    (3,135)     (32,780)
                              ---------  -----------  ---------  -----------
Net increase................    185,379  $ 2,010,839    125,912  $ 1,310,036
                              ---------  -----------  ---------  -----------
                              ---------  -----------  ---------  -----------

                                             DJG VALUE EQUITY
                              ----------------------------------------------
                                   PERIOD ENDED             YEAR ENDED
                                DECEMBER 31, 1998         MARCH 31, 1998
                              ----------------------  ----------------------
                               SHARES      AMOUNT      SHARES      AMOUNT
                              ---------  -----------  ---------  -----------
Shares issued...............     38,461  $   390,383    136,577  $ 1,472,103
Shares reinvested...........      9,350      123,977         --           --
Shares redeemed.............     (1,204)     (15,213)    (1,466)     (18,488)
                              ---------  -----------  ---------  -----------
Net increase................     46,607  $   499,147    135,111  $ 1,453,615
                              ---------  -----------  ---------  -----------
                              ---------  -----------  ---------  -----------

                                            VIF-U.S. SMALL CAP
                              ----------------------------------------------
                                   PERIOD ENDED             YEAR ENDED
                                DECEMBER 31, 1998         MARCH 31, 1998
                              ----------------------  ----------------------
                               SHARES      AMOUNT      SHARES      AMOUNT
                              ---------  -----------  ---------  -----------
Shares issued...............         --  $        --     99,803  $ 1,054,094
Shares reinvested...........      9,627      119,956         --           --
Shares redeemed.............       (822)      (9,616)    (1,200)     (14,640)
                              ---------  -----------  ---------  -----------
Net increase................      8,805  $   110,340     98,603  $ 1,039,454
                              ---------  -----------  ---------  -----------
                              ---------  -----------  ---------  -----------

                                                           VIF-TOTAL RETURN
                                                         ---------------------
                                                             PERIOD ENDED
                                                           DECEMBER 31, 1998
                                                         ---------------------
                                                          SHARES      AMOUNT
                                                         ---------  ----------
Shares issued..........................................    103,416  $1,034,053
Shares redeemed........................................     (5,034)    (50,510)
                                                         ---------  ----------
Net increase...........................................     98,382  $  983,543
                                                         ---------  ----------
                                                         ---------  ----------

NOTE 6 -- OTHER MATTERS

The VIF-High Yield Fund and the VIF-Emerging Markets Fund invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors
and Shareholders of
The OFFITBANK Variable Insurance Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of OFFITBANK VIF-High Yield Fund, OFFITBANK VIF-Emerging Markets Fund, DJG Value Equity Fund, OFFITBANK VIF-U.S. Small Cap Fund and OFFITBANK VIF-Total Return Fund, (collectively, the 'Funds,' each constituting a portfolio of The OFFITBANK Variable Insurance Fund, Inc.) at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 22, 1999

                  THE OFFITBANK VARIABLE INSURANCE FUND, INC.

-----------------------------------------------------------------------------

OFFICERS AND DIRECTORS
Morris W. Offit
CHAIRMAN OF THE BOARD, PRESIDENT AND
DIRECTOR

Edward J. Landau
DIRECTOR

The Very Reverend
James Parks Morton
DIRECTOR

Dr. Wallace Mathai-Davis
SECRETARY AND TREASURER

David C. Lebisky
ASSISTANT SECRETARY

Gary M. Gardner
ASSISTANT SECRETARY

Vincent M. Ralla
ASSISTANT TREASURER

David D. Marky
ASSISTANT TREASURER

Stephen M. Wynne
ASSISTANT TREASURER

INVESTMENT ADVISER -- DJG VALUE EQUITY FUND
David J. Greene & Company
599 Lexington Avenue
New York, New York 10022

INVESTMENT ADVISOR -- ALL OTHER VIF FUNDS
OFFITBANK
520 Madison Avenue
New York, New York 10022-4213

INVESTMENT SUB-ADVISER -- U.S. SMALL CAP FUND
Rockefeller & Company, Inc.
30 Rockefeller Plaza
New York, New York 10112

DISTRIBUTOR
OFFIT Funds Distributor, Inc.
Four Falls Corporate Center, 6th Floor
West Conshochocken, Pennsylvania 19428-2961

ADMINISTRATOR
PFPC Inc.
103 Bellevue parkway
Wilmington, DE 19809

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN -- VIF-EMERGING MARKETS FUND
The Chase Manhattan Bank
3 Metro Tech Center, 6th Floor
Brooklyn, New York 11245

CUSTODIAN -- ALL OTHER VIF FUNDS
The Bank of New York
90 Washington Street, 11th Floor
New York, New York 10286

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel
919 Third avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

This report is submitted for the information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which includes information regarding the Funds' objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.

                  The OFFITBANK Variable Insurance Fund, Inc.
              400 Bellevue Parkway, Suite 108 Wilmington, DE 19809

                                 (800) 618-9510